UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22350

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2021

Date of Reporting Period

Item 1. Reports to Stockholders

Global Opportunities Portfolio

October 31, 2021

Consolidated Portfolio of Investments

Asset-Backed Securities — 10.2%
Security	Principal Amount	Value

Alinea CLO, Ltd., Series 2018-1A, Class E, 6.132%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	$2,000,000	$1,971,962

Allegany Park CLO, Ltd., Series 2019-1A, Class D, 3.832%, (3 mo. USD LIBOR + 3.70%), 1/20/33(1)(2)	1,700,000	1,704,621

AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 7.034%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	3,000,000	2,951,928

AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 6.308%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	2,000,000	1,881,532

Arch Street CLO, Ltd., Series 2016-2A, Class AR2, 1.132%, (3 mo. USD LIBOR + 1.00%), 10/20/28(1)(2)	5,927,030	5,927,024

Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 5.975%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	4,000,000	3,933,956

Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 5.824%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	3,000,000	2,936,652

Bain Capital Credit CLO, Ltd., Series 2018-1A, Class E, 5.474%, (3 mo. USD LIBOR + 5.35%), 4/23/31(1)(2)	3,500,000	3,276,630

Barings CLO, Ltd., Series 2018-1A, Class D, 5.624%, (3 mo. USD LIBOR + 5.50%), 4/15/31(1)(2)	5,000,000	4,806,320

Battalion CLO XXII, Ltd., Series 2021-22A, Class D, 3.469%, (3 mo. USD LIBOR + 3.35%), 1/20/35(1)(2)	2,000,000	2,001,298

Benefit Street Partners CLO V-B, Ltd., Series 2018-5BA, Class D, 6.082%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(2)	3,000,000	2,817,009

Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 5.732%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(2)	5,000,000	4,619,790

Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class E, 5.482%, (3 mo. USD LIBOR + 5.35%), 4/20/31(1)(2)	3,000,000	2,832,678

Benefit Street Partners CLO XVI, Ltd.:

Series 2018-16A, Class DR, 3.122%, (3 mo. USD LIBOR + 3.00%), 1/17/32(1)(2)	2,000,000	2,002,276

Series 2018-16A, Class E, 6.822%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	2,000,000	1,994,140

Benefit Street Partners CLO XVII, Ltd.:

Series 2019-17A, Class DR, 3.474%, (3 mo. USD LIBOR + 3.35%), 7/15/32(1)(2)	1,500,000	1,498,531

Series 2019-17A, Class ER, 6.474%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	750,000	750,843

Betony CLO 2, Ltd., Series 2018-1A, Class D, 5.779%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(2)	3,000,000	2,843,316

Security	Principal Amount	Value

BlueMountain CLO, Ltd.:

Series 2015-3A, Class DR, 5.532%, (3 mo. USD LIBOR + 5.40%), 4/20/31(1)(2)	$2,000,000	$1,876,262

Series 2016-3A, Class ER, 6.075%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	1,000,000	937,429

BlueMountain CLO XXII, Ltd., Series 2018-1A, Class E, 6.079%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	750,000	718,118

BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class D1R, 3.632%, (3 mo. USD LIBOR + 3.50%), 10/20/34(1)(2)	3,500,000	3,500,000

Canyon Capital CLO, Ltd.:

Series 2016-1A, Class ER, 5.874%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	4,000,000	3,835,764

Series 2016-2A, Class ER, 6.124%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	1,000,000	948,804

Series 2017-1A, Class E, 6.374%, (3 mo. USD LIBOR + 6.25%), 7/15/30(1)(2)	1,000,000	978,878

Series 2018-1A, Class E, 5.874%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	2,000,000	1,922,488

Carlyle Global Market Strategies CLO, Ltd.:

Series 2012-3A, Class DR2, 6.627%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,000,000	922,384

Series 2014-3RA, Class D, 5.535%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,000,000	1,853,274

Series 2014-4RA, Class D, 5.774%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	3,000,000	2,712,585

Series 2015-5A, Class DR, 6.832%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	3,500,000	3,353,294

Series C17A, Class DR, 6.129%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	3,000,000	2,858,232

CarVal CLO IV, Ltd., Series 2021-1A, Class E, 6.738%, (3 mo. USD LIBOR + 6.60%), 7/20/34(1)(2)	1,000,000	992,010

CIFC Funding 2017-III, Ltd., Series 2017-3A, Class A1, 1.352%, (3 mo. USD LIBOR + 1.22%), 7/20/30(1)(2)	1,125,000	1,126,072

Crown City CLO III, Series 2021-1A, Class C, 3.424%, (3 mo. USD LIBOR + 3.30%), 7/20/34(1)(2)	1,000,000	997,024

Dryden CLO, Ltd., Series 2018-55A, Class E, 5.524%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(2)	1,000,000	976,324

Dryden Senior Loan Fund, Series 2016-42A, Class ER, 5.674%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	2,000,000	1,942,126

Galaxy XXI CLO, Ltd.:

Series 2015-21A, Class DR, 2.782%, (3 mo. USD LIBOR + 2.65%), 4/20/31(1)(2)	5,000,000	4,926,225

Series 2015-21A, Class ER, 5.382%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	4,000,000	3,856,212

1	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 6.074%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	$2,000,000	$1,957,626

Golub Capital Partners CLO 22B, Ltd., Series 2015-22A, Class ER, 6.132%, (3 mo. USD LIBOR + 6.00%), 1/20/31(1)(2)	3,000,000	2,838,072

Golub Capital Partners CLO 37B, Ltd., Series 2018-37A, Class E, 5.882%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	3,000,000	2,736,447

Golub Capital Partners CLO 53B, Ltd.:

Series 2021-53A, Class D, 3.18%, (3 mo. USD LIBOR + 3.05%), 7/20/34(1)(2)	2,000,000	1,999,830

Series 2021-53A, Class E, 6.83%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(2)	1,000,000	997,344

Golub Capital Partners CLO, Ltd., Series 2020-48A, Class D, 3.922%, (3 mo. USD LIBOR + 3.80%), 4/17/33(1)(2)	3,000,000	3,002,310

Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 6.532%, (3 mo. USD LIBOR + 6.40%), 4/20/34(1)(2)	1,000,000	1,001,957

Highbridge Loan Management, Ltd., Series 3A-2014, Class DR, 6.622%, (3 mo. USD LIBOR + 6.50%), 7/18/29(1)(2)	2,750,000	2,699,018

ICG US CLO, Ltd., Series 2018-2A, Class E, 5.878%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(2)	1,000,000	942,131

LCM XXV, Ltd., Series 25A, Class A, 1.342%, (3 mo. USD LIBOR + 1.21%), 7/20/30(1)(2)	3,828,000	3,828,900

Madison Park Funding XVII, Ltd.:

Series 2015-17A, Class DR, 3.73%, (3 mo. USD LIBOR + 3.60%), 7/21/30(1)(2)	3,500,000	3,505,390

Series 2015-17A, Class ER, 6.63%, (3 mo. USD LIBOR + 6.50%), 7/21/30(1)(2)	2,500,000	2,497,075

Mountain View CLO, LLC, Series 2017-2A, Class AR, 1.162%, (3 mo. USD LIBOR + 1.04%), 1/16/31(1)(2)	7,000,000	7,004,186

Neuberger Berman CLO XXII, Ltd., Series 2016-22A, Class ER, 6.182%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	2,000,000	1,990,514

Neuberger Berman Loan Advisers CLO 30, Ltd., Series 2018-30A, Class ER, 6.332%, (3 mo. USD LIBOR + 6.20%), 1/20/31(1)(2)	2,000,000	1,999,938

NewRez Warehouse Securitization Trust, Series 2021-1, Class E, 3.339%, (1 mo. USD LIBOR + 3.25%), 5/25/55(1)(2)	3,300,000	3,324,745

NRZ Excess Spread-Collateralized Notes, Series 2021-FNT1, Class A, 2.981%, 3/25/26(1)	1,276,712	1,273,944

Palmer Square CLO, Ltd.:

Series 2013-2A, Class DRR, 5.972%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	1,500,000	1,479,777

Series 2015-1A, Class DR4, 6.631%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	2,000,000	2,001,188

Security	Principal Amount	Value

Palmer Square CLO, Ltd.: (continued)

Series 2018-1A, Class D, 5.272%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(2)	$4,000,000	$3,891,560

Series 2018-2A, Class D, 5.722%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	2,500,000	2,464,097

Series 2021-2A, Class E, 6.474%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(2)	1,000,000	999,956

Pnmac Gmsr Issuer Trust:

Series 2018-GT1, Class A, 2.939%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(2)	5,000,000	5,015,660

Series 2018-GT2, Class A, 2.739%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	4,272,000	4,275,391

Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class F, 4.589%, (1 mo. USD LIBOR + 4.50%), 2/25/55(1)(2)	2,500,000	2,488,213

Regatta IX Funding, Ltd., Series 2017-1A, Class E, 6.122%, (3 mo. USD LIBOR + 6.00%), 4/17/30(1)(2)	3,000,000	2,975,733

Regatta XIII Funding, Ltd., Series 2018-2A, Class D, 6.074%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	3,000,000	2,869,446

Sandstone Peak, Ltd., Series 2021-1A, Class D, (3 mo. USD LIBOR + 3.55%), 10/15/34(1)(3)	4,000,000	4,002,000

Upland CLO, Ltd., Series 2016-1A, Class DR, 6.032%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(2)	2,000,000	1,919,930

Vibrant CLO IX, Ltd., Series 2018-9A, Class D, 6.382%, (3 mo. USD LIBOR + 6.25%), 7/20/31(1)(2)	2,000,000	1,863,816

Voya CLO, Ltd.:

Series 2013-1A, Class DR, 6.604%, (3 mo. USD LIBOR + 6.48%), 10/15/30(1)(2)	5,000,000	4,661,380

Series 2014-1A, Class DR2, 6.122%, (3 mo. USD LIBOR + 6.00%), 4/18/31(1)(2)	2,000,000	1,859,094

Series 2015-3A, Class DR, 6.332%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	2,000,000	1,887,554

Series 2017-4A, Class A1, 1.254%, (3 mo. USD LIBOR + 1.13%), 10/15/30(1)(2)	5,087,000	5,089,472

Series 2018-2A, Class E, 5.374%, (3 mo. USD LIBOR + 5.25%), 7/15/31(1)(2)	1,000,000	933,250

Wellfleet CLO, Ltd.:

Series 2016-2A, Class A1R, 1.272%, (3 mo. USD LIBOR + 1.14%), 10/20/28(1)(2)	4,160,714	4,166,252

Series 2021-2A, Class E, 7.084%, (3 mo. USD LIBOR + 6.96%), 7/15/34(1)(2)	1,000,000	984,843

Total Asset-Backed Securities (identified cost $195,642,905)		$191,412,050

Closed-End Funds — 0.5%
Security	Shares	Value

Nuveen Global High Income Fund	83,400	$1,330,230

PGIM Global High Yield Fund, Inc.	430,326	6,747,512

2	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Security	Shares	Value

Western Asset High Income Opportunity Fund, Inc.	383,997	$2,004,464

Total Closed-End Funds (identified cost $8,409,895)		$10,082,206

Collateralized Mortgage Obligations — 19.1%
Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:

Series 2182, Class ZC, 7.50%, 9/15/29	$70,114	$77,592

Series 4273, Class SP, 11.78%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(4)	516,145	718,500

Series 4637, Class CU, 3.00%, 8/15/44	565,488	566,214

Series 5071, Class SP, 3.25%, (3.30% - 30-day average SOFR), 2/25/51(4)	4,398,907	4,389,254

Series 5083, Class SK, 3.80%, (3.867% - 30-day average SOFR x 1.33), 3/25/51(4)	4,409,658	4,333,308

Series 5139, Class DZ, 2.50%, 9/25/51	2,910,937	2,890,688

Series 5144, Class Z, 2.50%, 9/25/51	9,729,838	9,759,539

Series 5150, Class QZ, 2.50%, 10/25/51	4,431,082	4,406,840

Series 5150, Class ZJ, 2.50%, 10/25/51	4,993,361	4,931,680

Series 5152, Class ZP, 3.00%, 7/25/50	54,316,379	54,456,273

Series 5159, Class ZP, 3.00%, 11/25/51	2,600,000	2,571,119

Series 5159, Class ZT, 3.00%, 11/25/51	2,000,000	1,957,515

Series 5160, Class ZG, 3.00%, 9/25/50	15,000,000	15,056,158

Series 5160, Class ZY, 3.00%, 10/25/50	20,000,000	20,040,426

Series 5163, Class Z, 3.00%, 11/25/51	5,400,000	5,416,174

Series 5166, Class ZN, 3.00%, 9/25/50	7,400,000	7,418,398

Series 5168, Class MZ, 3.00%, 10/25/51	4,000,000	3,945,026

Interest Only:(5)

Series 2631, Class DS, 7.009%, (7.10% - 1 mo. USD LIBOR), 6/15/33(4)	1,053,347	126,572

Series 2953, Class LS, 6.609%, (6.70% - 1 mo. USD LIBOR), 12/15/34(4)	386,248	10,610

Series 2956, Class SL, 6.909%, (7.00% - 1 mo. USD LIBOR), 6/15/32(4)	719,286	147,378

Series 3114, Class TS, 6.559%, (6.65% - 1 mo. USD LIBOR), 9/15/30(4)	2,136,040	275,786

Series 3153, Class JI, 6.536%, (6.62% - 1 mo. USD LIBOR), 5/15/36(4)	1,754,922	326,253

Series 4007, Class JI, 4.00%, 2/15/42	816,972	96,585

Series 4050, Class IB, 3.50%, 5/15/41	1,054,841	5,678

Series 4067, Class JI, 3.50%, 6/15/27	3,453,840	246,173

Series 4070, Class S, 6.009%, (6.10% - 1 mo. USD LIBOR), 6/15/32(4)	7,000,375	1,084,266

Series 4095, Class HS, 6.009%, (6.10% - 1 mo. USD LIBOR), 7/15/32(4)	1,685,678	233,496

Series 4109, Class ES, 6.059%, (6.15% - 1 mo. USD LIBOR), 12/15/41(4)	82,753	18,922

Security	Principal Amount	Value

Interest Only:(5) (continued)

Series 4109, Class SA, 6.109%, (6.20% - 1 mo. USD LIBOR), 9/15/32(4)	$3,067,322	$602,907

Series 4149, Class S, 6.159%, (6.25% - 1 mo. USD LIBOR), 1/15/33(4)	2,281,175	441,471

Series 4163, Class GS, 6.109%, (6.20% - 1 mo. USD LIBOR), 11/15/32(4)	1,930,521	389,275

Series 4169, Class AS, 6.159%, (6.25% - 1 mo. USD LIBOR), 2/15/33(4)	3,059,270	490,629

Series 4180, Class GI, 3.50%, 8/15/26	1,045,140	27,301

Series 4188, Class AI, 3.50%, 4/15/28	2,918,506	183,862

Series 4189, Class SQ, 6.059%, (6.15% - 1 mo. USD LIBOR), 12/15/42(4)	624,058	102,675

Series 4203, Class QS, 6.159%, (6.25% - 1 mo. USD LIBOR), 5/15/43(4)	1,887,119	278,407

Series 4323, Class CI, 4.00%, 3/15/40	123,911	167

Series 4332, Class IK, 4.00%, 4/15/44	752,707	100,171

Series 4332, Class KI, 4.00%, 9/15/43	256,138	2,544

Series 4343, Class PI, 4.00%, 5/15/44	2,005,137	251,685

Series 4370, Class IO, 3.50%, 9/15/41	686,812	14,025

Series 4381, Class SK, 6.059%, (6.15% - 1 mo. USD LIBOR), 6/15/44(4)	1,994,440	279,040

Series 4388, Class MS, 6.009%, (6.10% - 1 mo. USD LIBOR), 9/15/44(4)	2,063,632	347,810

Series 4408, Class IP, 3.50%, 4/15/44	2,865,767	212,397

Series 4452, Class SP, 6.11%, (6.20% - 1 mo. USD LIBOR), 10/15/43(4)	147,091	1,575

Series 4497, Class CS, 6.11%, (6.20% - 1 mo. USD LIBOR), 9/15/44(4)	2,915,892	98,408

Series 4507, Class MI, 3.50%, 8/15/44	2,045,391	57,396

Series 4507, Class SJ, 6.089%, (6.18% - 1 mo. USD LIBOR), 9/15/45(4)	5,294,042	1,044,884

Series 4520, Class PI, 4.00%, 8/15/45	14,143,159	1,284,824

Series 4526, Class PI, 3.50%, 1/15/42	590,030	3,651

Series 4528, Class BS, 6.059%, (6.15% - 1 mo. USD LIBOR), 7/15/45(4)	2,842,524	349,368

Series 4629, Class QI, 3.50%, 11/15/46	3,301,891	369,631

Series 4637, Class IP, 3.50%, 4/15/44	815,617	16,810

Series 4644, Class TI, 3.50%, 1/15/45	2,914,939	233,843

Series 4653, Class PI, 3.50%, 7/15/44	207,362	727

Series 4667, Class PI, 3.50%, 5/15/42	3,323,175	43,119

Series 4672, Class LI, 3.50%, 1/15/43	1,558,142	19,420

Series 4744, Class IO, 4.00%, 11/15/47	2,641,673	357,464

Series 4749, Class IL, 4.00%, 12/15/47	2,071,287	280,578

Series 4767, Class IM, 4.00%, 5/15/45	1,318,284	11,340

Series 4768, Class IO, 4.00%, 3/15/48	2,540,849	348,648

Series 5051, Class S, 3.551%, (3.60% - 30-day average SOFR), 12/25/50(4)	21,275,943	2,385,874

Series 5070, Class CI, 2.00%, 2/25/51	46,109,859	4,825,895

3	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

Principal Only:(6)

Series 4417, Class KO, 0.00%, 12/15/43	$692,446	$585,185

Series 4478, Class PO, 0.00%, 5/15/45	1,358,727	1,226,016

		$162,775,445

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2020-DNA4, Class M2, 3.839%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	$2,605,383	$2,631,505

Series 2020-HQA4, Class M2, 3.239%, (1 mo. USD LIBOR + 3.15%), 9/25/50(1)(2)	5,105,834	5,146,118

		$7,777,623

Federal National Mortgage Association:

Series G94-7, Class PJ, 7.50%, 5/17/24	$67,675	$70,554

Series 1994-42, Class K, 6.50%, 4/25/24	50,596	53,400

Series 2009-62, Class WA, 5.577%, 8/25/39(7)	1,022,387	1,112,527

Series 2013-6, Class TA, 1.50%, 1/25/43	889,261	890,922

Series 2021-56, Class LZ, 2.50%, 9/25/51	6,673,841	6,619,243

Series 2021-61, Class LZ, 2.50%, 9/25/51	4,672,428	4,672,708

Series 2021-61, Class Z, 2.50%, 9/25/51	9,736,314	9,787,663

Series 2021-77, Class WZ, 3.00%, 8/25/50	3,300,000	3,307,813

Series 2021-77, Class Z, 3.00%, 5/25/51	25,000,000	25,087,272

Series 2021-79, Class Z, 3.00%, 11/25/51	15,000,000	14,901,759

Interest Only:(5)

Series 2004-46, Class SI, 5.911%, (6.00% - 1 mo. USD LIBOR), 5/25/34(4)	1,855,236	261,680

Series 2005-17, Class SA, 6.611%, (6.70% - 1 mo. USD LIBOR), 3/25/35(4)	1,452,789	299,830

Series 2005-71, Class SA, 6.661%, (6.75% - 1 mo. USD LIBOR), 8/25/25(4)	410,334	22,457

Series 2005-105, Class S, 6.611%, (6.70% - 1 mo. USD LIBOR), 12/25/35(4)	1,172,033	247,190

Series 2006-44, Class IS, 6.511%, (6.60% - 1 mo. USD LIBOR), 6/25/36(4)	1,011,649	211,483

Series 2006-65, Class PS, 7.131%, (7.22% - 1 mo. USD LIBOR), 7/25/36(4)	1,007,012	233,956

Series 2006-96, Class SN, 7.114%, (7.20% - 1 mo. USD LIBOR), 10/25/36(4)	1,225,016	233,363

Series 2006-104, Class SD, 6.551%, (6.64% - 1 mo. USD LIBOR), 11/25/36(4)	1,043,840	200,229

Series 2006-104, Class SE, 6.541%, (6.63% - 1 mo. USD LIBOR), 11/25/36(4)	695,893	133,247

Series 2007-50, Class LS, 6.361%, (6.45% - 1 mo. USD LIBOR), 6/25/37(4)	1,476,003	269,467

Series 2008-26, Class SA, 6.111%, (6.20% - 1 mo. USD LIBOR), 4/25/38(4)	1,831,155	372,725

Series 2008-61, Class S, 6.011%, (6.10% - 1 mo. USD LIBOR), 7/25/38(4)	3,207,819	527,119

Series 2010-135, Class SD, 5.911%, (6.00% - 1 mo. USD LIBOR), 6/25/39(4)	267,382	2,823

Security	Principal Amount	Value

Interest Only:(5) (continued)

Series 2011-101, Class IC, 3.50%, 10/25/26	$1,645,495	$90,171

Series 2011-101, Class IE, 3.50%, 10/25/26	1,228,261	64,554

Series 2011-104, Class IM, 3.50%, 10/25/26	2,225,857	132,341

Series 2012-52, Class DI, 3.50%, 5/25/27	3,950,395	298,868

Series 2012-94, Class KS, 6.561%, (6.65% - 1 mo. USD LIBOR), 5/25/38(4)	1,855,174	38,580

Series 2012-94, Class SL, 6.611%, (6.70% - 1 mo. USD LIBOR), 5/25/38(4)	1,391,381	29,147

Series 2012-97, Class PS, 6.061%, (6.15% - 1 mo. USD LIBOR), 3/25/41(4)	427,410	3,586

Series 2012-112, Class SB, 6.061%, (6.15% - 1 mo. USD LIBOR), 9/25/40(4)	300,967	2,088

Series 2012-124, Class IO, 1.402%, 11/25/42(7)	4,638,156	250,727

Series 2012-139, Class LS, 6.068%, (6.15% - 1 mo. USD LIBOR), 12/25/42(4)	3,601,068	751,123

Series 2012-147, Class SA, 6.011%, (6.10% - 1 mo. USD LIBOR), 1/25/43(4)	4,317,628	960,360

Series 2012-150, Class PS, 6.061%, (6.15% - 1 mo. USD LIBOR), 1/25/43(4)	4,529,931	789,197

Series 2012-150, Class SK, 6.061%, (6.15% - 1 mo. USD LIBOR), 1/25/43(4)	6,699,773	1,247,866

Series 2013-11, Class IO, 4.00%, 1/25/43	13,669,911	1,896,065

Series 2013-12, Class SP, 5.561%, (5.65% - 1 mo. USD LIBOR), 11/25/41(4)	912,755	68,389

Series 2013-15, Class DS, 6.111%, (6.20% - 1 mo. USD LIBOR), 3/25/33(4)	5,367,514	857,435

Series 2013-23, Class CS, 6.161%, (6.25% - 1 mo. USD LIBOR), 3/25/33(4)	2,842,202	458,637

Series 2013-54, Class HS, 6.211%, (6.30% - 1 mo. USD LIBOR), 10/25/41(4)	1,613,124	62,833

Series 2013-64, Class PS, 6.161%, (6.25% - 1 mo. USD LIBOR), 4/25/43(4)	2,780,278	396,179

Series 2013-66, Class JI, 3.00%, 7/25/43	4,575,227	830,805

Series 2013-75, Class SC, 6.161%, (6.25% - 1 mo. USD LIBOR), 7/25/42(4)	4,839,991	396,062

Series 2014-29, Class IG, 3.50%, 6/25/43	143,520	559

Series 2014-32, Class EI, 4.00%, 6/25/44	1,132,532	140,416

Series 2014-41, Class SA, 5.961%, (6.05% - 1 mo. USD LIBOR), 7/25/44(4)	1,853,011	328,916

Series 2014-43, Class PS, 6.011%, (6.10% - 1 mo. USD LIBOR), 3/25/42(4)	1,972,270	215,834

Series 2014-55, Class IN, 3.50%, 7/25/44	2,980,836	563,719

Series 2014-64, Class BI, 3.50%, 3/25/44	550,563	17,108

Series 2014-67, Class IH, 4.00%, 10/25/44	1,982,024	311,694

Series 2014-80, Class CI, 3.50%, 12/25/44	1,961,284	294,920

Series 2014-89, Class IO, 3.50%, 1/25/45	2,771,530	414,553

Series 2015-6, Class IM, 1.00%, (5.33% - 1 mo. USD LIBOR x 1.33, Cap 1.00%), 6/25/43(4)	2,858,605	30,752

4	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

Interest Only:(5) (continued)

Series 2015-14, Class KI, 3.00%, 3/25/45	$3,707,230	$542,875

Series 2015-17, Class SA, 6.111%, (6.20% - 1 mo. USD LIBOR), 11/25/43(4)	440,761	3,782

Series 2015-22, Class GI, 3.50%, 4/25/45	1,153,422	157,514

Series 2015-31, Class SG, 6.011%, (6.10% - 1 mo. USD LIBOR), 5/25/45(4)	3,435,221	835,347

Series 2015-36, Class IL, 3.00%, 6/25/45	2,125,934	273,437

Series 2015-52, Class MI, 3.50%, 7/25/45	5,137,197	887,565

Series 2015-93, Class BS, 6.061%, (6.15% - 1 mo. USD LIBOR), 8/25/45(4)	2,218,732	187,602

Series 2017-46, Class NI, 3.00%, 8/25/42	681,845	2,142

Series 2018-21, Class IO, 3.00%, 4/25/48	6,036,712	679,302

		$85,032,480

Government National Mortgage Association:

Series 2021-136, Class Z, 2.50%, 8/20/51	$11,450,038	$11,413,343

Series 2021-139, Class ZJ, 2.50%, 8/20/51	3,801,278	3,810,131

Series 2021-154, Class ZC, 2.50%, 9/20/51	2,001,319	1,967,859

Series 2021-154, Class ZL, 3.00%, 9/20/51	21,760,568	21,780,402

Series 2021-165, Class MZ, 2.50%, 9/20/51	15,951,331	15,664,963

Series 2021-177, Class DZ, 3.00%, 10/20/51	4,000,000	4,011,445

Series 2021-182, Class UZ, 3.00%, 10/20/51	10,000,000	10,025,281

Interest Only:(5)

Series 2014-68, Class KI, 1.508%, 10/20/42(7)	3,782,696	133,193

Series 2017-104, Class SD, 6.114%, (6.20% - 1 mo. USD LIBOR), 7/20/47(4)	6,650,742	1,002,523

Series 2017-121, Class DS, 4.414%, (4.50% - 1 mo. USD LIBOR), 8/20/47(4)	4,806,149	521,621

Series 2017-137, Class AS, 4.414%, (4.50% - 1 mo. USD LIBOR), 9/20/47(4)	6,834,404	727,892

Series 2020-146, Class IQ, 2.00%, 10/20/50	22,441,436	2,203,193

Series 2020-146, Class QI, 2.00%, 10/20/50	11,651,110	1,146,137

Series 2020-151, Class HI, 2.50%, 10/20/50	1,744,122	124,764

Series 2020-154, Class PI, 2.50%, 10/20/50	17,245,170	1,275,313

Series 2020-167, Class KI, 2.00%, 11/20/50	36,672,672	3,417,453

Series 2020-176, Class HI, 2.50%, 11/20/50	42,584,923	3,409,779

Series 2020-191, Class AI, 2.00%, 12/20/50	34,141,073	3,192,392

Series 2021-46, Class IM, 2.50%, 3/20/51	3,753,334	315,786

Series 2021-56, Class SE, 2.25%, (2.30% - 30-day average SOFR), 10/20/50(4)	7,932,895	333,421

Series 2021-67, Class SA, 2.25%, (2.30% - 30-day average SOFR), 10/20/50(4)	52,847,372	2,467,787

Series 2021-77, Class SB, 3.664%, (3.75% - 1 mo. USD LIBOR), 5/20/51(4)	14,606,717	1,771,554

Series 2021-97, Class IG, 2.50%, 8/20/49	48,827,016	4,564,428

Series 2021-125, Class SA, 3.664%, (3.75% - 1 mo. USD LIBOR), 7/20/51(4)	19,753,406	1,754,019

Series 2021-160, Class IT, 2.50%, 9/20/51	20,229,667	2,027,701

Security	Principal Amount	Value

Interest Only:(5) (continued)

Series 2021-175, Class SA, 1.716%, (1.80% - 1 mo. USD LIBOR), 10/20/51(4)	$75,000,000	$2,246,595

Series 2021-187, Class SB, 1.713%, (1.80% - 1 mo. USD LIBOR), 10/20/51(4)	30,000,000	874,395

Series 2021-193, Class ES, (1.70% - 30-day average SOFR), 8/1/51(3)(4)	30,000,000	1,573,506

		$103,756,876

Total Collateralized Mortgage Obligations (identified cost $437,631,802)		$359,342,424

Commercial Mortgage-Backed Securities — 1.4%
Security	Principal Amount	Value

FRESB Mortgage Trust, Series 2021-SB91, Class X1, 0.678%, 8/25/41(7)	$25,000,000	$1,228,730

Government National Mortgage Association:

Series 2021-101, Class IO, 0.698%, 4/16/63(7)	29,477,119	2,145,818

Series 2021-132, Class IO, 0.713%, 4/16/63(7)	74,279,337	5,524,292

Series 2021-144, Class IO, 0.797%, 4/16/63(7)	29,856,718	2,335,993

Series 2021-186, Class IO, 0.77%, 5/16/63(7)	50,000,000	3,798,350

JPMBB Commercial Mortgage Securities Trust:

Series 2014-C22, Class D, 4.553%, 9/15/47(1)(7)	3,430,000	2,681,515

Series 2014-C25, Class D, 3.941%, 11/15/47(1)(7)	8,045,000	6,485,340

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class D, 4.351%, 8/15/46(1)(7)(8)	5,000,000	367,500

WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,000,000	2,187,945

Total Commercial Mortgage-Backed Securities (identified cost $34,733,142)		$26,755,483

U.S. Government Agency Mortgage-Backed Securities — 26.3%
Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:

2.779%, (COF + 1.25%), with maturity at 2035(9)	$213,997	$219,983

4.382%, (COF + 1.25%), with maturity at 2030(9)	83,217	88,816

7.00%, with various maturities to 2036	851,775	964,546

8.00%, with maturity at 2026	19,091	20,657

		$1,294,002

5	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

Federal National Mortgage Association:

2.00%, 30-Year, TBA(10)	$67,000,000	$66,870,171

2.50%, 30-Year, TBA(10)	160,000,000	163,974,952

3.344%, (COF + 1.25%), with maturity at 2035(9)	124,700	128,652

3.971%, (COF + 1.78%), with maturity at 2035(9)	544,908	580,763

6.00%, with maturity at 2032	197,688	225,549

6.50%, with maturity at 2036	430,814	490,245

7.00%, with maturity at 2037	358,750	408,650

8.50%, with maturity at 2032	123,246	143,807

9.50%, with maturity at 2028	45,329	50,222

		$232,873,011

Government National Mortgage Association:

2.50%, with maturity at 2051	$117,211,599	$120,666,212

3.00%, 30-Year, TBA(10)	20,000,000	20,744,929

3.00%, with various maturities to 2051	113,284,538	118,033,387

		$259,444,528

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $496,029,917)		$493,611,541

Common Stocks — 0.5%
Security	Shares	Value

Bulgaria — 0.3%

Eurohold Bulgaria AD(11)	5,140,100	$6,501,296

Total Bulgaria		$6,501,296

Iceland — 0.2%

Arion Banki HF(1)	1,126,817	$1,706,037

Eik Fasteignafelag HF(11)	1,980,300	190,758

Eimskipafelag Islands HF	125,154	429,358

Hagar HF	530,600	261,388

Reginn HF(11)	808,000	194,179

Reitir Fasteignafelag HF	544,900	346,603

Siminn HF	5,098,858	483,368

Total Iceland		$3,611,691

Total Common Stocks (identified cost $7,348,699)		$10,112,987

Convertible Bonds — 0.3%
Security		Principal Amount (000’s omitted)	Value

Bermuda — 0.2%

Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	4,184	$4,202,305

Total Bermuda			$4,202,305

India — 0.1%

Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(12)	USD	1,325	$1,262,526

Total India			$1,262,526

Total Convertible Bonds (identified cost $5,105,969)			$5,464,831

Foreign Corporate Bonds — 6.3%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.6%

Generacion Mediterranea S.A./Central Termica Roca S.A., 15.00%, 5/5/23(1)(13)	USD	1,050	$1,034,540

IRSA Propiedades Comerciales S.A., 8.75%, 3/23/23(12)	USD	493	471,597

Telecom Argentina S.A., 8.00%, 7/18/26(12)	USD	2,730	2,543,527

Transportadora de Gas del Sur S.A., 6.75%, 5/2/25(12)	USD	1,740	1,625,473

YPF S.A.:

4.00% to 1/1/23, 2/12/26(1)(14)	USD	1,918	1,653,992

4.00% to 1/1/23, 2/12/26(12)(14)	USD	3,105	2,677,594

6.95%, 7/21/27(12)	USD	894	650,005

8.50%, 7/28/25(12)	USD	1,207	978,587

Total Argentina			$11,635,315

Armenia — 0.2%

Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(12)	USD	3,400	$3,387,060

Total Armenia			$3,387,060

Belarus — 0.1%

Eurotorg, LLC Via Bonitron DAC, 9.00%, 10/22/25(12)	USD	1,829	$1,912,219

Total Belarus			$1,912,219

6	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Brazil — 0.9%

Amaggi Luxembourg International S.a.r.l., 5.25%, 1/28/28(12)	USD	750	$753,994

Braskem America Finance Co., 7.125%, 7/22/41(12)	USD	1,072	1,301,156

Braskem Netherlands Finance BV, 5.875%, 1/31/50(12)	USD	2,814	2,998,809

Guara Norte S.a.r.l., 5.198%, 6/15/34(12)	USD	945	927,472

MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(1)	USD	1,965	1,915,875

MV24 Capital BV, 6.748%, 6/1/34(12)	USD	630	651,384

Odebrecht Offshore Drilling Finance, Ltd.:

6.72%, 12/1/22(1)	USD	170	168,903

6.72%, 12/1/22(12)	USD	1,444	1,436,632

Oi Movel S.A., 8.75%, 7/30/26(12)	USD	3,758	3,910,199

Petrobras Global Finance BV, 6.90%, 3/19/49	USD	1,392	1,465,080

Vale S.A., 2.762% (15)(16)	BRL	14,736	1,388,511

Total Brazil			$16,918,015

Bulgaria — 0.1%

Eurohold Bulgaria AD, 6.50%, 12/7/22(12)	EUR	2,000	$2,258,204

Total Bulgaria			$2,258,204

China — 0.2%

CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(12)	USD	1,300	$1,287,127

Kaisa Group Holdings, Ltd., 9.375%, 6/30/24(12)	USD	850	243,951

Shimao Group Holdings, Ltd., 5.60%, 7/15/26(12)	USD	1,650	1,561,185

Times China Holdings, Ltd., 5.55%, 6/4/24(12)	USD	2,115	1,726,723

Total China			$4,818,986

Colombia — 0.1%

Gran Tierra Energy International Holdings, Ltd.:

6.25%, 2/15/25(1)	USD	278	$257,659

6.25%, 2/15/25(12)	USD	738	684,000

Total Colombia			$941,659

El Salvador — 0.1%

AES El Salvador Trust II, 6.75%, 3/28/23(12)	USD	1,409	$1,308,552

Total El Salvador			$1,308,552

Georgia — 0.2%

Georgia Capital JSC, 6.125%, 3/9/24(12)	USD	1,850	$1,908,275

Silknet JSC, 11.00%, 4/2/24(12)	USD	558	600,732

TBC Bank JSC, 8.894% to 11/6/26(3)(12)(15)(17)	USD	816	816,000

Total Georgia			$3,325,007

Security		Principal Amount (000’s omitted)	Value

Honduras — 0.1%

Inversiones Atlantida S.A., 7.50%, 5/19/26(12)	USD	1,735	$1,799,912

Total Honduras			$1,799,912

Iceland — 0.3%

Arion Banki HF, 6.00%, 4/12/24(12)	ISK	440,000	$3,577,003

Islandsbanki HF, 6.40%, 10/26/23	ISK	120,000	976,332

Landsbankinn HF, 5.00%, 11/23/23(12)	ISK	120,000	954,784

WOW Air HF:

0.00%(13)(15)(18)	EUR	20	0

0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(13)(18)	EUR	900	0

Total Iceland			$5,508,119

India — 0.1%

JSW Steel, Ltd., 5.05%, 4/5/32(12)	USD	982	$999,261

Network i2i, Ltd., 3.975% to 3/3/26(12)(15)(17)	USD	1,010	1,020,186

Total India			$2,019,447

Indonesia — 0.1%

Alam Sutera Realty Tbk PT:

6.00%, (6.00% cash or 6.25% PIK), 5/2/24(19)	USD	881	$754,594

6.25%, (6.25% cash or 6.50% PIK), 11/2/25(12)(19)	USD	2,500	1,978,025

Total Indonesia			$2,732,619

Mexico — 0.6%

Alpha Capital DIP, 1.00%, 2/5/22	USD	68	$68,000

Alpha Holding S.A. de CV:

9.00%, 2/10/25(12)(18)	USD	2,815	400,068

10.00%, 12/19/22(12)(18)	USD	1,529	217,301

Braskem Idesa SAPI:

6.99%, 2/20/32(12)	USD	970	994,250

7.45%, 11/15/29(12)	USD	3,559	3,781,438

Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(12)	USD	2,637	2,476,459

Petroleos Mexicanos:

5.95%, 1/28/31	USD	1,500	1,478,738

6.75%, 9/21/47	USD	1,930	1,711,061

Total Mexico			$11,127,315

Moldova — 0.1%

Aragvi Finance International DAC, 8.45%, 4/29/26(12)	USD	2,360	$2,440,516

Total Moldova			$2,440,516

7	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Nigeria — 0.1%

SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(12)	USD	1,277	$1,317,225

Total Nigeria			$1,317,225

Paraguay — 0.2%

Banco Continental SAE, 2.75%, 12/10/25(12)	USD	515	$511,073

Frigorifico Concepcion S.A., 7.70%, 7/21/28(1)	USD	3,145	3,210,275

Total Paraguay			$3,721,348

Peru — 0.3%

Auna SAA, 6.50%, 11/20/25(12)	USD	2,300	$2,394,898

PetroTal Corp., 12.00%, 2/16/24(1)(12)	USD	1,540	1,632,400

Telefonica del Peru SAA, 7.375%, 4/10/27(12)	PEN	4,500	1,043,129

Total Peru			$5,070,427

Russia — 0.2%

Gazprom PJSC Via Gaz Finance PLC, 4.599% to 10/26/25(12)(15)(17)	USD	1,115	$1,159,600

Hacienda Investments, Ltd. Via DME Airport DAC, 5.35%, 2/8/28(12)	USD	900	943,476

Tinkoff Bank JSC Via TCS Finance, Ltd., 6.00% to 12/20/26(12)(15)(17)	USD	2,446	2,439,151

Total Russia			$4,542,227

Saint Lucia — 0.1%

Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.75%, 5/25/24(12)	USD	2,453	$2,548,054

Total Saint Lucia			$2,548,054

Saudi Arabia — 0.1%

Dar Al-Arkan Sukuk Co., Ltd., 6.875%, 4/10/22(12)	USD	1,640	$1,671,980

Total Saudi Arabia			$1,671,980

Singapore — 0.2%

Puma International Financing S.A., 5.00%, 1/24/26(12)	USD	1,782	$1,791,587

TBLA International Pte Ltd., 7.00%, 1/24/23(12)	USD	2,502	2,436,473

Total Singapore			$4,228,060

South Africa — 0.3%

HTA Group, Ltd., 7.00%, 12/18/25(12)	USD	930	$975,775

Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(12)(19)	USD	4,596	4,751,253

Total South Africa			$5,727,028

Security		Principal Amount (000’s omitted)	Value

Turkey — 0.4%

Akbank T.A.S., 7.20% to 3/16/22, 3/16/27(12)(17)	USD	1,050	$1,057,532

Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(12)	USD	2,305	2,309,456

QNB Finansbank AS, 6.875%, 9/7/24(12)	USD	1,505	1,615,712

Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(12)	USD	2,022	2,127,093

Total Turkey			$7,109,793

Ukraine — 0.3%

Kernel Holding S.A.:

6.75%, 10/27/27(12)	USD	800	$851,285

8.75%, 1/31/22(12)	USD	1,850	1,877,669

Metinvest BV:

5.625%, 6/17/25(12)	EUR	1,340	1,644,141

7.75%, 10/17/29(12)	USD	350	382,060

8.50%, 4/23/26(12)	USD	706	796,555

Total Ukraine			$5,551,710

United Arab Emirates — 0.2%

NBK Tier 1 Financing, Ltd., 3.625% to 8/24/26(12)(15)(17)	USD	1,490	$1,484,256

Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24(12)	USD	1,610	1,668,789

Total United Arab Emirates			$3,153,045

Uzbekistan — 0.1%

Ipoteka-Bank ATIB, 16.00%, 4/16/24(12)	UZS	7,100,000	$668,341

Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(12)	UZS	3,000,000	281,090

Total Uzbekistan			$949,431

Total Foreign Corporate Bonds (identified cost $118,657,099)			$117,723,273

Loan Participation Notes — 0.0%(20)
Security		Principal Amount (000’s omitted)	Value

Uzbekistan — 0.0%(20)

Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(12)(13)(21)	UZS	2,619,000	$247,899

8	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Uzbekistan (continued)

Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(12)(13)(21)	UZS	2,952,000	$278,399

Total Loan Participation Notes (identified cost $555,773)			$526,298

Reinsurance Side Cars — 2.1%
Security		Principal Amount/ Shares	Value

Eden Re II, Ltd., Series 2018A, 0.00%, 3/22/22(1)(13)(22)		$7,471	$37,168

Eden Re II, Ltd., Series 2018B, 0.00%, 3/22/22(1)(13)(22)		$8,667	117,944

Eden Re II, Ltd., Series 2019A, 0.00%, 3/22/23(1)(13)(22)		$1,440	17,905

Eden Re II, Ltd., Series 2019B, 0.00%, 3/22/23(1)(13)(22)		$11,140	347,992

Eden Re II, Ltd., Series 2020A, 0.00%, 3/22/24(1)(13)(22)		$990,000	913,572

Eden Re II, Ltd., Series 2021A, 0.00%, 3/21/25(1)(13)(22)		$900,000	908,820

Eden Re II, Ltd., Series 2021B, 0.00%, 3/21/25(1)(13)(22)		$8,900,000	8,972,980

Mt. Logan Re, Ltd., Series 13, Preference Shares(11)(13)(22)(23)		10,000	10,461,915

Mt. Logan Re, Ltd., Series 17, Preference Shares(11)(13)(22)(23)		860	869,861

Mt. Logan Re, Ltd., Special Investment Series 13, 12/18(11)(13)(22)(23)		2,000	427,488

Mt. Logan Re, Ltd., Special Investment Series 13, 12/19(11)(13)(22)(23)		1,829	639,669

Sussex Capital, Ltd., Designated Investment Series 5, 5/19(11)(13)(22)(23)		249	39,368

Sussex Capital, Ltd., Designated Investment Series 5, 12/19(11)(13)(22)(23)		791	20,182

Sussex Capital, Ltd., Designated Investment Series 5, 6/20(11)(13)(22)(23)		434	105,618

Sussex Capital, Ltd., Designated Investment Series 5, 12/20(11)(13)(22)(23)		292	78,783

Sussex Capital, Ltd., Designated Investment Series 5, 4/21(11)(13)(22)(23)		247	193,498

Sussex Capital, Ltd., Series 5, Preference Shares(11)(13)(22)(23)		6,000	6,130,752

Sussex Capital, Ltd., Series 15, Preference Shares(11)(13)(22)(23)		5,000	4,751,824

Sussex Re, Ltd., Series 2020A(11)(13)(22)(23)		4,081,939	233,895

Sussex Re, Ltd., Series 2021A(11)(13)(22)(23)		4,154,232	4,042,068

Versutus Re, Ltd., Series 2019(11)(13)(22)(23)		220,133	41,143

Total Reinsurance Side Cars (identified cost $35,493,664)			$39,352,445

Sovereign Government Bonds — 22.1%
Security		Principal Amount (000’s omitted)	Value

China — 1.5%

China Development Bank, 3.70%, 10/20/30	CNY	170,000	$27,246,509

Total China			$27,246,509

Egypt — 2.0%

Egypt Government Bond:

14.483%, 4/6/26	EGP	560,377	$36,061,448

14.563%, 7/6/26	EGP	27,330	1,746,535

Total Egypt			$37,807,983

Iceland — 1.1%

Republic of Iceland:

5.00%, 11/15/28	ISK	852,032	$6,992,143

6.50%, 1/24/31	ISK	1,234,839	11,289,181

8.00%, 6/12/25	ISK	194,682	1,726,941

Total Iceland			$20,008,265

Indonesia — 5.7%

Indonesia Government Bond, 6.50%, 2/15/31	IDR	1,488,701,000	$107,705,560

Total Indonesia			$107,705,560

New Zealand — 1.7%

New Zealand Government Bond:

2.75%, 5/15/51	NZD	19,000	$12,952,134

3.00%, 9/20/30(12)(24)	NZD	21,187	18,614,747

Total New Zealand			$31,566,881

Serbia — 1.9%

Serbia Treasury Bond:

4.50%, 8/20/32	RSD	3,419,480	$34,973,565

5.875%, 2/8/28	RSD	3,280	36,577

Total Serbia			$35,010,142

South Africa — 4.9%

Republic of South Africa, 10.50%, 12/21/26	ZAR	1,289,363	$92,555,555

Total South Africa			$92,555,555

Suriname — 0.4%

Republic of Suriname, 9.25%, 10/26/26(12)(18)	USD	11,370	$8,243,250

Total Suriname			$8,243,250

9	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Thailand — 1.7%

Thailand Government Bond, 1.25%, 3/12/28(12)(24)	THB	1,073,944	$31,973,484

Total Thailand			$31,973,484

Ukraine — 1.2%

Ukraine Government Bond, 16.06%, 8/3/22	UAH	25,000	$981,866

Ukraine Government International Bond:

1.258%, GDP-Linked, 5/31/40(12)(25)	USD	4,433	4,682,489

11.67%, 11/22/23	UAH	25,000	938,811

15.84%, 2/26/25	UAH	394,170	16,250,643

Total Ukraine			$22,853,809

Total Sovereign Government Bonds (identified cost $419,677,024)			$414,971,438

Sovereign Loans — 0.1%
Borrower		Principal Amount (000’s omitted)	Value

Nigeria — 0.1%

Bank of Industry Limited, Term Loan, 6.116%, (3 mo. USD LIBOR + 6.00%), 12/14/23(2)(26)		$2,050	$2,044,045

Total Sovereign Loans (identified cost $2,055,986)			$2,044,045

U.S. Government Guaranteed Small Business Administration Loans(27)(28) — 1.9%
Security		Principal Amount	Value

0.66%, 3/15/30		$2,695,021	$43,203

0.73%, 7/15/31		2,899,972	74,645

0.93%, 5/15/42		1,591,596	50,153

0.98%, 4/15/32		1,336,968	48,688

1.31%, 4/15/42 to 7/15/42		5,780,529	273,660

1.34%, 9/15/41		1,854,634	88,259

1.38%, 6/15/41		3,111,968	144,075

1.56%, 7/15/42		1,129,203	60,999

1.59%, 10/21/36		1,220,922	58,982

1.61%, 12/15/41 to 7/15/42		5,296,621	305,511

1.63%, 9/15/41		1,929,869	113,888

1.68%, 7/15/41		1,935,606	122,967

1.73%, 10/15/33 to 11/21/41		2,746,174	161,897

1.81%, 12/21/41 to 11/15/42		7,726,475	492,013

Security	Principal Amount	Value

1.86%, 12/28/41 to 6/15/42	$16,424,643	$1,050,170

1.91%, 2/15/42 to 7/15/42	6,734,971	476,870

1.93%, 7/15/42	1,726,731	118,986

1.96%, 11/29/30 to 8/15/42	4,891,692	316,497

2.06%, 5/15/42 to 7/15/42	5,067,014	364,573

2.11%, 4/15/33 to 7/15/42	4,653,473	325,520

2.16%, 5/15/42 to 6/15/42	3,849,464	276,432

2.21%, 8/15/42	3,215,432	243,771

2.23%, 1/15/41 to 7/15/41	2,703,100	217,092

2.28%, 11/1/29	1,216,859	64,035

2.31%, 4/15/42 to 7/15/42	5,098,647	434,670

2.36%, 1/16/42 to 6/15/42	16,408,999	1,360,576

2.38%, 6/15/42	1,543,971	127,838

2.39%, 7/15/40	1,364,846	103,395

2.41%, 1/15/38 to 7/15/42	13,781,129	1,156,225

2.43%, 3/15/41 to 1/5/42	3,026,314	250,268

2.46%, 12/15/26 to 8/15/42	9,185,216	680,848

2.48%, 2/23/41	1,110,779	96,962

2.56%, 1/15/41 to 7/15/42	3,169,017	299,866

2.59%, 4/15/36	1,381,869	113,495

2.61%, 6/15/33 to 7/15/42	4,701,442	420,366

2.66%, 3/15/42 to 6/15/42	4,522,096	432,049

2.68%, 4/15/41 to 4/15/42	3,359,627	329,151

2.71%, 7/15/31 to 8/15/42	17,320,734	1,666,062

2.78%, 1/15/42 to 3/15/43(29)	13,965,393	1,439,806

2.86%, 5/15/32 to 7/15/42	14,749,222	1,505,551

2.89%, 8/15/40	1,001,332	92,851

2.91%, 12/15/41 to 7/15/42	12,102,717	1,301,535

2.92%, 10/25/41 to 1/7/43(29)	26,568,249	2,800,022

2.93%, 4/15/41 to 7/15/42	4,117,598	411,284

2.96%, 2/15/27 to 1/15/43	11,474,118	1,101,478

2.98%, 2/15/41 to 7/15/42	8,540,389	991,915

3.03%, 7/15/41 to 6/15/42	2,419,257	263,970

3.11%, 12/15/41 to 6/15/42	5,493,219	589,025

3.13%, 6/15/32	584,608	57,036

3.16%, 5/15/42 to 1/15/43	15,490,965	1,818,146

3.19%, 8/15/39	1,482,273	156,125

3.21%, 12/15/26 to 7/15/42	11,590,624	1,194,652

3.24%, 7/15/28 to 4/15/42	2,577,857	220,025

3.28%, 6/21/26 to 7/15/42	5,404,745	555,902

3.36%, 3/15/42 to 5/15/42	2,999,285	358,319

3.41%, 4/15/42 to 12/15/42	5,568,120	699,891

3.43%, 9/15/41	904,247	102,536

3.46%, 2/15/27 to 8/15/42	10,794,663	1,037,592

3.48%, 5/15/36 to 7/15/42	3,347,782	402,554

3.53%, 6/15/26 to 8/15/42	1,782,875	133,676

3.61%, 6/15/32 to 6/15/42	7,135,053	979,579

10	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

3.64%, 8/15/41 to 12/15/41	$3,610,491	$510,210

3.66%, 5/15/42 to 7/15/42	6,353,208	867,213

3.68%, 11/15/31 to 5/15/42	3,859,569	506,668

3.71%, 1/15/24 to 7/15/42	20,901,567	1,964,541

3.73%, 1/15/37	1,754,889	189,208

3.78%, 2/15/27 to 6/15/42	5,396,070	680,042

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $43,776,874)		$35,896,009

Senior Floating-Rate Loans — 0.1%(30)
Borrower/Description	Principal Amount (000’s omitted)	Value

Dominican Republic — 0.1%

Ingenieria Estrella, S.A., and Dominicana Cooperatief U.A., Term Loan, 5.17%, (6 mo. USD LIBOR + 5.00%), 11/29/24	$1,808	$1,763,997

Total Senior Floating-Rate Loans (identified cost $1,744,267)		$1,763,997

Short-Term Investments — 21.2%

Affiliated Fund — 17.0%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(31)	320,744,078	$320,744,078

Total Affiliated Fund (identified cost $320,744,078)		$320,744,078

Repurchase Agreements — 2.4%
Description	Principal Amount (000’s omitted)	Value

Barclays Bank PLC:

Dated 10/27/21 with an interest rate of 0.50% payable by the Portfolio, collateralized by $7,715,000 Peruvian Government International Bond, 3.55%, due 3/10/51 and a market value, including accrued interest, of $7,843,063(32)	$8,025	$8,024,794

Dated 10/28/21 with an interest rate of 0.20% payable by the Portfolio, collateralized by $8,000,000 Corp. Nacional del Cobre de Chile, 4.375%, due 2/5/49 and a market value, including accrued interest, of $9,120,580(32)	9,121	9,121,414

Description		Principal Amount (000’s omitted)	Value

Barclays Bank PLC: (continued)

Dated 10/28/21 with an interest rate of 0.25% payable by the Portfolio, collateralized by $5,785,000 Peruvian Government International Bond, 5.625%, due 11/18/50 and a market value, including accrued interest, of $8,047,680(32)		$8,185	$8,185,312

Dated 10/28/21 with an interest rate of 0.20% payable by the Portfolio, collateralized by $8,500,000 Chile Government International Bond, 3.50%, due 1/25/50 and a market value, including accrued interest, of $8,747,293(32)		8,807	8,807,459

JPMorgan Chase Bank, N.A.:

Dated 10/25/21 with a maturity date of 11/1/21, an interest rate of 0.30% payable by the Portfolio and repurchase proceeds of $10,808,422, collateralized by GBP 3,555,244 United Kingdom Gilt Bond, 0.25%, due 3/22/52 and a market value, including accrued interest, of $10,551,788		10,809	10,808,962

Total Repurchase Agreements (identified cost $44,947,941)			$44,947,941

Sovereign Government Securities — 1.4%
Security		Principal Amount (000’s omitted)	Value

Egypt — 1.4%

Egypt Treasury Bill:

0.00%, 11/2/21	EGP	309,150	$19,699,002

0.00%, 11/30/21	EGP	16,400	1,037,856

0.00%, 12/28/21	EGP	55,425	3,476,805

0.00%, 1/25/22	EGP	38,025	2,353,257

Total Egypt			$26,566,920

Total Sovereign Government Securities (identified cost $26,575,438)			$26,566,920

11	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

U.S. Treasury Obligations — 0.4%
Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill:

0.00%, 11/4/21(33)		$3,675	$3,674,991

0.00%, 12/9/21(33)		3,325	3,324,786

Total U.S. Treasury Obligations (identified cost $6,999,859)			$6,999,777

Total Short-Term Investments (identified cost $399,267,316)			$399,258,716

Total Purchased Swaptions – 0.0%(20) (identified cost $1,143,186)			$10,696

Total Investments – 112.1% (identified cost $2,207,273,518)			$2,108,328,439

Securities Sold Short — (2.4)%

Foreign Corporate Bonds — (0.5)%
Security		Principal Amount (000’s omitted)	Value

Chile — (0.5)%

Corp. Nacional del Cobre de Chile, 4.375%, 2/5/49(12)		$(8,000)	$(9,036,969)

Total Chile			$(9,036,969)

Total Foreign Corporate Bonds (proceeds $8,917,323)			$(9,036,969)

Sovereign Government Bonds — (1.9)%
Security		Principal Amount (000’s omitted)	Value

Chile — (0.5)%

Chile Government International Bond, 3.50%, 1/25/50	USD	(8,500)	$(8,667,960)

Total Chile			$(8,667,960)

Peru — (0.8)%

Peruvian Government International Bond:

3.55%, 3/10/51	USD	(7,715)	$(7,804,263)

5.625%, 11/18/50	USD	(5,785)	(7,900,343)

Total Peru			$(15,704,606)

Security		Principal Amount (000’s omitted)	Value

United Kingdom — (0.6)%

United Kingdom Gilt Bond, 0.25%, 3/22/52(12)(24)	GBP	(3,555)	$(10,550,470)

Total United Kingdom			$(10,550,470)

Total Sovereign Government Bonds (proceeds $33,757,567)			$(34,923,036)

Total Securities Sold Short (proceeds $42,674,890)			$(43,960,005)

TBA Sale Commitments — (3.6)%

U.S. Government Agency Mortgage-Backed Securities — (3.6)%
Security		Principal Amount (000’s omitted)	Value

Government National Mortgage Association, 2.00%, 30-Year, TBA(10)		$(67,000)	$(67,707,496)

Total U.S. Government Agency Mortgage-Backed Securities (proceeds $67,984,062)			$(67,707,496)

Total TBA Sale Commitments (proceeds $67,984,062)			$(67,707,496)

Other Assets, Less Liabilities — (6.1)%			$(115,599,903)

Net Assets — 100.0%			$1,881,061,035

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2021, the aggregate value of these securities is $233,808,035 or 12.4% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2021.

(3)	When-issued security. For a variable rate security, interest rate will be determined after October 31, 2021.

(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2021.

(5)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(6)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2021.

(8)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021 (see Note 8).

12	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

(9)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at October 31, 2021.

(10)

TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(11)	Non-income producing security.

(12)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2021, the aggregate value of these securities is $147,355,068 or 7.8% of the Portfolio’s net assets.

(13)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(14)	Step coupon security. Interest rate represents the rate in effect at October 31, 2021.

(15)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(16)	Variable rate security whose coupon rate is linked to the issuer’s mining activities revenue. The coupon rate shown represents the rate in effect at October 31, 2021.

(17)	Security converts to variable rate after the indicated fixed-rate coupon period.

(18)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(19)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(20)	Amount is less than 0.05%.

(21)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(22)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(23)	Restricted security (see Note 5).

(24)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(25)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(26)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(27)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(28)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.

(29)	The stated interest rate represents the weighted average fixed interest rate at October 31, 2021 of all interest only securities comprising the certificate.

(30)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(31)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2021.

(32)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(33)	Security (or portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Interest Rate Swaptions — 0.0%(20)

Description	Counterparty	Notional Amount		Expiration Date	Value

Option to enter into interest rate swap expiring 12/15/26 to pay 3-month ZAR-JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	91,740,000	12/15/21	$39

Option to enter into interest rate swap expiring 1/7/27 to pay 3-month ZAR-JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	112,630,000	1/7/22	245

Option to enter into interest rate swap expiring 1/10/27 to pay 3-month ZAR-JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	56,320,000	1/10/22	144

Option to enter into interest rate swap expiring 1/12/27 to pay 3-month ZAR-JIBAR and receive 5.70%	JPMorgan Chase Bank, N.A.	ZAR	221,740,000	1/12/22	632

Option to enter into interest rate swap expiring 1/17/27 to pay 3-month ZAR-JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	61,919,000	1/17/22	262

Option to enter into interest rate swap expiring 1/27/27 to pay 3-month ZAR-JIBAR and receive 5.74%	Bank of America, N.A.	ZAR	99,991,000	1/27/22	655

13	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Purchased Interest Rate Swaptions — (continued)

Description	Counterparty	Notional Amount		Expiration Date	Value

Option to enter into interest rate swap expiring 2/10/27 to pay 3-month ZAR-JIBAR and receive 5.88%	Goldman Sachs International	ZAR	55,230,000	2/10/22	$932

Option to enter into interest rate swap expiring 2/16/27 to pay 3-month ZAR-JIBAR and receive 6.18%	Bank of America, N.A.	ZAR	14,620,000	2/16/22	855

Option to enter into interest rate swap expiring 2/21/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Bank of America, N.A.	ZAR	14,620,000	2/21/22	2,306

Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Goldman Sachs International	ZAR	11,210,000	2/23/22	1,773

Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.54%	Bank of America, N.A.	ZAR	14,620,000	2/23/22	2,853

Total					$10,696

Forward Commodity Contracts(1)

Settlement Date	Deliver	In Exchange For	Counterparty	Value/Unrealized Appreciation (Depreciation)

9/1/22	USD 8,366,876	Gold 4,300 Troy Ounces	Citibank, N.A.	$(680,755)

Total				$(680,755)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

IDR	793,572,645,131	USD	55,944,494	11/2/21	$69,104

IDR	793,572,645,131	USD	55,999,763	11/2/21	13,834

USD	55,999,763	IDR	793,572,645,131	11/2/21	(13,834)

USD	55,489,934	IDR	793,572,645,131	11/2/21	(523,664)

NZD	40,460,027	USD	28,121,580	11/4/21	871,375

USD	13,271,513	NZD	19,094,439	11/4/21	(411,231)

USD	22,241,472	NZD	32,000,000	11/4/21	(689,174)

KRW	2,370,000,000	USD	2,014,826	11/8/21	3,969

USD	2,071,841	KRW	2,370,000,000	11/8/21	53,045

AUD	42,245,000	USD	30,867,577	11/12/21	912,635

CLP	877,000,000	USD	1,100,376	11/12/21	(23,414)

USD	1,087,817	CLP	877,000,000	11/12/21	10,854

IDR	220,397,299,990	USD	15,166,343	11/15/21	308,113

USD	15,138,217	IDR	220,397,299,990	11/15/21	(336,239)

USD	37,998,173	ZAR	556,635,241	11/16/21	1,616,854

NZD	11,450,474	USD	8,094,912	11/22/21	108,313

USD	21,976,745	NZD	31,086,703	11/22/21	(294,056)

USD	36,103,234	NZD	51,069,006	11/22/21	(483,074)

GBP	6,720,544	USD	9,246,493	11/23/21	(48,956)

USD	1,397,677	ZAR	21,467,627	11/26/21	(3,670)

14	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	18,163,109	ZAR	278,976,268	11/26/21	$(47,690)

SEK	126,796,211	USD	14,517,958	11/29/21	249,484

SEK	60,300,000	USD	6,904,251	11/29/21	118,646

USD	3,076,137	MXN	62,462,496	11/29/21	54,478

USD	3,427,387	ZAR	53,102,216	11/29/21	(37,673)

BRL	7,660,000	USD	1,354,565	12/2/21	(5,172)

USD	1,912,940	ZAR	27,719,462	12/8/21	106,269

USD	1,879,159	ZAR	27,234,461	12/8/21	104,099

USD	974,076	ZAR	14,121,573	12/8/21	53,675

PEN	1,917,268	USD	467,341	12/9/21	12,481

USD	1,117,751	PEN	4,596,080	12/9/21	(32,481)

PEN	1,782,732	USD	433,860	12/10/21	12,274

PHP	153,800,000	USD	3,061,976	12/13/21	(23,864)

USD	2,974,567	PHP	153,800,000	12/13/21	(63,545)

EUR	245,209	USD	290,262	12/15/21	(6,507)

EUR	5,071,192	USD	6,002,947	12/15/21	(134,574)

USD	36,975,177	EUR	31,236,027	12/15/21	828,909

USD	26,954,692	EUR	22,770,885	12/15/21	604,270

USD	7,335,711	EUR	6,197,089	12/15/21	164,452

USD	5,738,411	EUR	4,847,716	12/15/21	128,644

USD	2,987,139	EUR	2,523,486	12/15/21	66,966

USD	1,065,361	EUR	900,000	12/15/21	23,883

USD	2,094,237	ZAR	30,131,883	12/15/21	132,124

USD	2,047,954	ZAR	31,251,159	12/22/21	14,812

USD	8,727,791	ZAR	130,883,702	12/23/21	213,854

USD	5,547,263	ZAR	84,963,546	1/3/22	28,323

COP	8,662,000,000	USD	2,244,845	1/4/22	45,765

USD	2,652,533	ZAR	40,370,220	1/6/22	31,283

IDR	80,900,000,000	USD	5,636,452	1/7/22	11,254

USD	5,690,991	IDR	80,900,000,000	1/7/22	43,285

RUB	202,100,000	USD	2,761,684	1/11/22	46,531

USD	2,788,160	RUB	202,100,000	1/11/22	(20,054)

USD	55,541,199	IDR	793,572,645,131	1/18/22	209,122

USD	25,281,872	IDR	361,300,710,000	1/18/22	90,078

USD	7,515,000	IDR	107,216,508,000	1/18/22	39,299

USD	20,213,538	IDR	286,830,105,500	1/21/22	220,919

USD	4,144,265	INR	314,500,000	1/21/22	(10,181)

IDR	64,700,000,000	USD	4,541,945	1/25/22	(34,239)

USD	4,531,130	IDR	64,700,000,000	1/25/22	23,424

CLP	1,439,000,000	USD	1,754,964	1/27/22	(3,940)

NZD	8,194,246	USD	5,849,626	1/27/22	13,439

USD	5,387,563	NZD	7,546,981	1/27/22	(12,377)

USD	8,361,734	NZD	11,713,245	1/27/22	(19,210)

KRW	3,086,000,000	USD	2,629,012	1/28/22	(6,505)

USD	2,640,993	KRW	3,086,000,000	1/28/22	18,485

					$4,393,299

15	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	3,039,673	UAH	81,676,000	Goldman Sachs International	11/1/21	$—	$(66,523)

THB	99,000,000	USD	3,005,464	Standard Chartered Bank	11/2/21	—	(21,964)

USD	2,949,062	THB	99,000,000	Standard Chartered Bank	11/2/21	—	(34,439)

MXN	28,600,000	USD	1,419,776	JPMorgan Chase Bank, N.A.	11/4/21	—	(30,828)

USD	1,424,501	MXN	28,600,000	Bank of America, N.A.	11/4/21	35,553	—

EUR	653,767	USD	754,290	Standard Chartered Bank	11/5/21	1,509	—

EGP	23,300,000	USD	1,421,599	Goldman Sachs International	11/8/21	59,278	—

USD	37,453,905	CNH	243,703,533	Bank of America, N.A.	11/10/21	—	(557,967)

EUR	2,826,317	CZK	72,000,000	JPMorgan Chase Bank, N.A.	11/11/21	26,211	—

USD	819,477	EUR	708,000	State Street Bank and Trust Company	11/12/21	871	—

USD	299,437	UAH	7,977,000	BNP Paribas	11/12/21	—	(2,868)

USD	432,250	UAH	11,500,000	Citibank, N.A.	11/12/21	—	(3,567)

USD	980,524	ZAR	14,579,433	Bank of America, N.A.	11/16/21	27,622	—

USD	588,256	ZAR	8,747,659	Bank of America, N.A.	11/16/21	16,515	—

USD	639,481	ZAR	9,534,825	Bank of America, N.A.	11/16/21	16,291	—

USD	32,399,814	THB	1,074,872,439	Standard Chartered Bank	11/18/21	11,940	—

EUR	1,871,492	HUF	665,000,000	Bank of America, N.A.	11/19/21	29,286	—

HUF	665,000,000	EUR	1,886,439	Standard Chartered Bank	11/19/21	—	(46,571)

USD	758,363	UAH	20,108,000	Citibank, N.A.	11/19/21	—	(1,472)

MXN	24,962,496	USD	1,229,674	Citibank, N.A.	11/22/21	—	(20,767)

MXN	38,567,943	USD	1,899,889	Citibank, N.A.	11/22/21	—	(32,086)

USD	2,354,115	ILS	7,600,000	HSBC Bank USA, N.A.	11/22/21	—	(47,827)

USD	321,585	UAH	8,522,000	BNP Paribas	11/22/21	—	(44)

USD	13,995,069	ZAR	211,412,808	Standard Chartered Bank	11/23/21	189,421	—

USD	4,197,091	ZAR	63,423,842	Standard Chartered Bank	11/23/21	55,396	—

USD	1,076,941	ZAR	16,268,521	Standard Chartered Bank	11/23/21	14,576	—

USD	322,972	ZAR	4,880,556	Standard Chartered Bank	11/23/21	4,263	—

USD	1,493,406	UAH	40,994,000	BNP Paribas	11/30/21	—	(48,668)

USD	1,617,541	MYR	6,750,000	Goldman Sachs International	12/7/21	—	(7,741)

THB	63,000,000	USD	1,926,462	Standard Chartered Bank	12/13/21	—	(28,448)

USD	3,533,365	EUR	2,984,929	BNP Paribas	12/15/21	79,211	—

USD	1,328,958	EUR	1,122,682	BNP Paribas	12/15/21	29,793	—

USD	5,036,941	SGD	6,810,000	UBS AG	12/24/21	—	(11,942)

EUR	3,085,540	PLN	14,250,000	UBS AG	12/28/21	4,874	—

PLN	14,250,000	EUR	3,113,762	HSBC Bank USA, N.A.	12/28/21	—	(37,546)

USD	21,496,385	CNH	140,000,000	HSBC Bank USA, N.A.	12/28/21	—	(256,298)

USD	21,496,722	CNH	140,000,000	UBS AG	12/28/21	—	(255,961)

USD	1,208,455	ZAR	18,000,000	UBS AG	12/28/21	38,324	—

ZAR	18,000,000	USD	1,211,630	HSBC Bank USA, N.A.	12/28/21	—	(41,498)

TRY	15,400,000	USD	1,552,438	Standard Chartered Bank	1/6/22	—	(447)

USD	1,658,173	TRY	15,400,000	Standard Chartered Bank	1/6/22	106,182	—

HUF	4,700,000,000	EUR	13,001,743	Citibank, N.A.	1/10/22	1,113	—

PLN	67,027,608	EUR	14,561,071	Citibank, N.A.	1/10/22	—	(89,676)

CNH	74,903,533	USD	11,545,468	Citibank, N.A.	1/20/22	70,396	—

MXN	11,500,000	USD	561,051	Citibank, N.A.	1/21/22	—	(9,386)

16	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

MXN	17,700,000	USD	863,531	Citibank, N.A.	1/21/22	$—	$(14,446)

USD	1,964,482	MXN	40,300,000	JPMorgan Chase Bank, N.A.	1/27/22	33,161	—

EGP	23,320,000	USD	1,449,708	Goldman Sachs International	1/31/22	—	(1,285)

USD	4,209,726	BHD	1,605,000	Bank of America, N.A.	3/14/22	—	(40,619)

USD	8,407,724	SAR	32,004,000	Standard Chartered Bank	3/14/22	—	(118,800)

USD	20,243,572	SAR	77,035,000	Standard Chartered Bank	3/14/22	—	(280,136)

USD	4,215,852	BHD	1,625,000	Standard Chartered Bank	3/16/22	—	(87,325)

USD	4,112,475	BHD	1,585,976	Standard Chartered Bank	3/16/22	—	(87,361)

USD	8,429,122	BHD	3,217,000	Standard Chartered Bank	3/16/22	—	(89,843)

USD	8,651,101	SAR	32,792,000	BNP Paribas	3/24/22	—	(84,917)

USD	12,976,517	SAR	49,181,000	HSBC Bank USA, N.A.	3/24/22	—	(125,646)

USD	15,526,212	SAR	58,790,000	Standard Chartered Bank	3/28/22	—	(135,537)

USD	23,292,293	OMR	9,293,625	BNP Paribas	8/29/22	—	(768,161)

USD	5,030,996	BHD	1,911,024	Standard Chartered Bank	3/13/23	—	(3,272)

USD	4,226,390	SAR	15,887,000	Standard Chartered Bank	3/13/23	2,451	—

USD	6,711,224	BHD	2,554,000	Standard Chartered Bank	3/15/23	—	(16,686)

USD	11,776,656	OMR	4,666,500	BNP Paribas	4/8/24	—	(51,406)

USD	11,825,022	OMR	4,664,971	Standard Chartered Bank	4/22/24	835	—

USD	8,189,339	OMR	3,237,000	BNP Paribas	7/8/24	—	(15,405)

USD	5,155,499	OMR	2,039,000	Standard Chartered Bank	7/15/24	—	(12,703)

USD	954,425	OMR	378,000	BNP Paribas	7/29/24	—	(3,682)

						$855,072	$(3,591,764)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

11/23/21	COP	27,410,880	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	$7,279,025	$(154,970)

11/24/21	COP	25,232,830	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	6,700,639	(146,496)

11/25/21	COP	8,038,070	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	2,134,529	(14,175)

11/26/21	COP	8,255,529	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	2,192,276	(29,615)

12/2/21	COP	27,410,880	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	7,279,025	—

						$(345,256)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

17	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

CME 90-Day Eurodollar	2,927	Long	12/19/22	$725,383,775	$(2,561,183)

U.S. 2-Year Treasury Note	18	Long	12/31/21	3,946,500	(16,791)

U.S. 5-Year Treasury Note	5	Long	12/31/21	608,750	(2,704)

U.S. 10-Year Treasury Note	74	Long	12/21/21	9,672,031	(188,881)

U.S. Ultra-Long Treasury Bond	176	Long	12/21/21	34,567,500	888,910

Euro-Bobl	(4)	Short	12/8/21	(618,506)	9,520

Euro-Buxl	(14)	Short	12/8/21	(3,382,132)	14,230

U.S. 10-Year Treasury Note	(1,752)	Short	12/21/21	(228,991,875)	4,531,895

U.S. Long Treasury Bond	(2)	Short	12/21/21	(321,687)	4,887

					$2,679,883

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	$226,211

EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	592,572

EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	(161,593)

EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	(154,243)

EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	(154,243)

EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(429,516)

EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	(921,019)

EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	313,574

EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	317,115

18	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Centrally Cleared Inflation Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	$317,115

USD	8,770	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.29% (pays upon termination)	1/26/26	(611,292)

USD	8,770	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.29% (pays upon termination)	1/26/26	(611,292)

USD	8,770	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.26% (pays upon termination)	1/27/26	(626,474)

USD	8,780	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.26% (pays upon termination)	1/27/26	(626,035)

USD	4,910	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.28% (pays upon termination)	1/28/26	(346,850)

USD	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.28% (pays upon termination)	4/20/30	896,423

USD	8,770	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.33% (pays upon termination)	1/26/31	689,396

USD	8,770	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.33% (pays upon termination)	1/26/31	688,200

USD	8,780	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.31% (pays upon termination)	1/27/31	709,193

USD	8,770	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.31% (pays upon termination)	1/27/31	708,147

USD	4,910	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.32% (pays upon termination)	1/28/31	394,509

USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.30% (pays upon termination)	2/25/31	1,576,124

USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	(2,250,075)

USD	8,100	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	208,770

USD	8,000	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	206,193

19	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Centrally Cleared Inflation Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

USD	8,100	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	$208,770

USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	2,701,912

USD	8,100	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	(413,162)

USD	8,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	(413,181)

USD	8,100	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	(413,162)

USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	329,672

USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	316,345

USD	4,400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	115,946

							$3,384,050

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	–	Harmonised Indices of Consumer Prices

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$1,880,761

								$1,880,761

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

20	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	413,556	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.08% (pays upon termination)	1/3/22	$(765,934)	$—	$(765,934)

BRL	417,031	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.40% (pays upon termination)	1/3/22	643,052	—	643,052

BRL	34,700	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.59% (pays upon termination)	1/4/27	927,599	—	927,599

CNY	892,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.31% (pays quarterly)	7/28/22	(57,596)	—	(57,596)

COP	51,043,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	852,939	—	852,939

COP	25,273,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	421,777	—	421,777

COP	14,519,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	226,426	—	226,426

COP	15,543,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	231,252	—	231,252

COP	42,270,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.14% (pays quarterly)	8/12/26	429,661	—	429,661

COP	4,505,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	91,608	—	91,608

COP	5,037,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	102,046	—	102,046

COP	3,218,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	64,963	—	64,963

CZK	447,000	Receives	6-month CZK PRIBOR (pays semi-annually)	2.26% (pays annually)	9/9/26	703,626	—	703,626

EUR	750	Receives	6-month EURIBOR (pays semi-annually)	(0.30)% (pays annually)	6/16/25	7,642	(1)	7,641

HUF	3,901,950	Receives	6-month HUF BUBOR (pays semi-annually)	2.90% (pays annually)	9/20/26	381,335	—	381,335

HUF	3,898,050	Receives	6-month HUF BUBOR (pays semi-annually)	2.95% (pays annually)	9/20/26	352,817	—	352,817

MXN	1,081,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.54% (pays monthly)	12/15/23	1,373,242	—	1,373,242

MXN	298,383	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	3/7/24	174,665	—	174,665

21	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

MXN	82,926	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	3/7/24	$45,844	$—	$45,844

MXN	393,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.63% (pays monthly)	1/9/25	(1,562,959)	—	(1,562,959)

MXN	393,300	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.61% (pays monthly)	1/10/25	(1,571,214)	—	(1,571,214)

MXN	350,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.29% (pays monthly)	5/2/25	(1,162,623)	—	(1,162,623)

MXN	254,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.40% (pays monthly)	8/18/26	(572,741)	—	(572,741)

MXN	430,100	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.72% (pays monthly)	9/14/26	701,140	—	701,140

PLN	78,000	Receives	6-month PLN WIBOR (pays semi-annually)	1.69% (pays annually)	9/20/26	804,216	—	804,216

THB	421,800	Receives	6-month THB Fixing Rate (pays semi-annually)	0.97% (pays semi-annually)	9/21/26	222,377	—	222,377

THB	557,200	Receives	6-month THB Fixing Rate (pays semi-annually)	1.01% (pays semi-annually)	9/21/26	259,434	—	259,434

THB	384,716	Receives	6-month THB Fixing Rate (pays semi-annually)	1.19% (pays semi-annually)	2/23/28	214,148	—	214,148

THB	384,716	Receives	6-month THB Fixing Rate (pays semi-annually)	1.19% (pays semi-annually)	2/23/28	214,148	—	214,148

THB	217,211	Receives	6-month THB Fixing Rate (pays semi-annually)	1.32% (pays semi-annually)	2/25/28	70,817	—	70,817

THB	192,358	Receives	6-month THB Fixing Rate (pays semi-annually)	1.34% (pays semi-annually)	2/25/28	55,455	—	55,455

USD	1,010	Receives	3-month USD-LIBOR (pays quarterly)	0.32% (pays semi-annually)	6/11/23	2,585	—	2,585

USD	332	Receives	3-month USD-LIBOR (pays quarterly)	0.44% (pays semi-annually)	6/12/25	6,999	—	6,999

USD	1,010	Receives	3-month USD-LIBOR (pays quarterly)	0.36% (pays semi-annually)	6/15/25	24,498	—	24,498

USD	1,316	Receives	3-month USD-LIBOR (pays quarterly)	0.37% (pays semi-annually)	6/23/25	32,147	—	32,147

USD	1,180	Receives	3-month USD-LIBOR (pays quarterly)	0.32% (pays semi-annually)	7/14/25	31,910	—	31,910

USD	1,000	Receives	3-month USD-LIBOR (pays quarterly)	0.50% (pays semi-annually)	6/4/27	41,347	—	41,347

USD	17,000	Receives	3-month USD-LIBOR (pays quarterly)	0.94% (pays semi-annually)	1/7/31	830,708	—	830,708

USD	11,693	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	9/20/47	(1,957,855)	(97,075)	(2,054,930)

USD	2,450	Pays	3-month USD-LIBOR (pays quarterly)	0.58% (pays semi-annually)	3/11/50	(655,202)	—	(655,202)

USD	2,450	Pays	3-month USD-LIBOR (pays quarterly)	0.62% (pays semi-annually)	3/11/50	(630,832)	—	(630,832)

22	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	3,670	Pays	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	3/20/50	$(650,389)	$—	$(650,389)

USD	700	Receives	3-month USD-LIBOR (pays quarterly)	0.94% (pays semi-annually)	5/21/50	125,820	—	125,820

USD	5,000	Receives	3-month USD-LIBOR (pays quarterly)	1.18% (pays semi-annually)	6/10/50	621,180	—	621,180

USD	12,450	Pays	3-month USD-LIBOR (pays quarterly)	1.27% (pays semi-annually)	11/4/50	(1,273,144)	—	(1,273,144)

USD	3,750	Receives	3-month USD-LIBOR (pays quarterly)	1.76% (pays semi-annually)	2/12/51	(41,715)	—	(41,715)

USD	3,000	Receives	3-month USD-LIBOR (pays quarterly)	1.24% (pays semi-annually)	3/5/51	341,985	—	341,985

USD	3,000	Pays	3-month USD-LIBOR (pays quarterly)	1.26% (pays semi-annually)	3/5/51	(329,356)	—	(329,356)

USD	12,500	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	3/5/51	46,509	(331,299)	(284,790)

ZAR	308,900	Receives	3-month ZAR JIBAR (pays quarterly)	6.38% (pays quarterly)	12/15/26	519,858	—	519,858

Total						$966,215	$(428,375)	$537,840

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	MYR	61,400	Pays	3-month MYR KLIBOR (pays quarterly)	2.50% (pays quarterly)	7/19/26	$(355,214)

BNP Paribas	MYR	55,800	Pays	3-month MYR KLIBOR (pays quarterly)	2.52% (pays quarterly)	7/16/26	(314,705)

BNP Paribas	MYR	55,800	Pays	3-month MYR KLIBOR (pays quarterly)	2.52% (pays quarterly)	7/16/26	(314,705)

Citibank, N.A.	MYR	121,100	Receives	3-month MYR KLIBOR (pays quarterly)	2.93% (pays quarterly)	10/12/26	171,360

Goldman Sachs International	MYR	44,300	Pays	3-month MYR KLIBOR (pays quarterly)	2.52% (pays quarterly)	7/16/26	(247,430)

Goldman Sachs International	MYR	13,500	Pays	3-month MYR KLIBOR (pays quarterly)	2.50% (pays quarterly)	7/19/26	(79,428)

JPMorgan Chase Bank, N.A.	RUB	966,700	Receives	3-month Moscow Prime Offered Rate (pays quarterly)	8.73% (pays annually)	12/15/26	98,258

Standard Chartered Bank	MYR	99,300	Pays	3-month MYR KLIBOR (pays quarterly)	2.53% (pays quarterly)	7/16/26	(543,788)

Standard Chartered Bank	MYR	43,900	Pays	3-month MYR KLIBOR (pays quarterly)	2.49% (pays quarterly)	7/19/26	(260,681)

							$(1,846,333)

23	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Brazil	$6,700	1.00% (pays quarterly)(1)	12/20/26	$458,945	$(311,603)	$147,342

Malaysia	23,900	1.00% (pays quarterly)(1)	12/20/26	(573,013)	665,278	92,265

Markit CDX Investment Grade Index (CDX.NA.IG.37.V1)	460,000	1.00% (pays quarterly)(1)	12/20/26	(11,439,136)	10,705,017	(734,119)

				$(11,553,204)	$11,058,692	$(494,512)

*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 959,074,478 (pays semi-annually)*	(0.24)% on CLP equivalent of CLF 32,886 (pays semi-annually)*	2/11/31	$194,297

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 959,284,060 (pays semi-annually)*	(0.27)% on CLP equivalent of CLF 32,885 (pays semi-annually)*	2/12/31	197,933

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 467,082,022 (pays semi-annually)*	(0.32)% on CLP equivalent of CLF 15,992 (pays semi-annually)*	2/17/31	99,749

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,831,709,463 (pays semi-annually)*	(0.15)% on CLP equivalent of CLF 62,683 (pays semi-annually)*	2/19/31	357,301

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 558,512,295 (pays semi-annually)*	(0.22)% on CLP equivalent of CLF 19,151 (pays semi-annually)*	2/11/31	111,549

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 1,117,024,590 (pays semi-annually)*	(0.22)% on CLP equivalent of CLF 38,302 (pays semi-annually)*	2/11/31	223,737

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 1,117,024,590 (pays semi-annually)*	(0.23)% on CLP equivalent of CLF 38,302 (pays semi-annually)*	2/11/31	225,017

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 890,207,440 (pays semi-annually)*	(0.30)% on CLP equivalent of CLF 30,517 (pays semi-annually)*	2/12/31	186,738

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 839,036,096 (pays semi-annually)*	(0.31)% on CLP equivalent of CLF 28,727 (pays semi-annually)*	2/16/31	178,254

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 559,347,662 (pays semi-annually)*	(0.34)% on CLP equivalent of CLF 19,151 (pays semi-annually)*	2/16/31	120,754

24	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Cross-Currency Swaps (continued)

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 564,044,545 (pays semi-annually)*	(0.21)% on CLP equivalent of CLF 19,307 (pays semi-annually)*	2/18/31	$113,234

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 564,185,100 (pays semi-annually)*	(0.16)% on CLP equivalent of CLF 19,307 (pays semi-annually)*	2/19/31	110,213

				$2,118,776

*

At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.

Abbreviations:

CME	–	Chicago Mercantile Exchange

COF	–	Cost of Funds 11th District

EURIBOR	–	Euro Interbank Offered Rate

GDP	–	Gross Domestic Product

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

SOFR	–	Secured Overnight Financing Rate

TBA	–	To Be Announced

Currency Abbreviations:

AUD	–	Australian Dollar

BHD	–	Bahraini Dinar

BRL	–	Brazilian Real

CLF	–	Chilean Unidad de Fomento

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

CZK	–	Czech Koruna

EGP	–	Egyptian Pound

EUR	–	Euro

GBP	–	British Pound Sterling

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

ILS	–	Israeli Shekel

INR	–	Indian Rupee

ISK	–	Icelandic Krona

KRW	–	South Korean Won

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

NZD	–	New Zealand Dollar

OMR	–	Omani Rial

PEN	–	Peruvian Sol

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

SAR	–	Saudi Riyal

SEK	–	Swedish Krona

SGD	–	Singapore Dollar

THB	–	Thai Baht

TRY	–	New Turkish Lira

UAH	–	Ukrainian Hryvnia

USD	–	United States Dollar

UZS	–	Uzbekistani Som

ZAR	–	South African Rand

25	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2021

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2021

Unaffiliated investments, at value (identified cost, $1,881,564,566)	$1,787,216,861

Affiliated investments, at value (identified cost, $325,708,952)	321,111,578

Cash	3,722,596

Deposits for derivatives collateral —

Financial futures contracts	165,703

Centrally cleared derivatives	38,542,330

OTC derivatives	8,508,626

Deposits for forward commitment securities	784,000

Interest and dividends receivable	15,166,838

Interest and dividends receivable from affiliated investments	143,204

Receivable for investments sold	129,120

Receivable for TBA sale commitments	67,984,062

Receivable for variation margin on open financial futures contracts	68,076

Receivable for variation margin on open centrally cleared derivatives	2,182,685

Receivable for open forward foreign currency exchange contracts	855,072

Receivable for open swap contracts	4,269,155

Prepaid expenses	26

Receivable from broker	10,814,948

Miscellaneous receivable	8,246,943

Total assets	$2,269,911,823

Liabilities

Cash collateral due to brokers	$2,540,000

Payable for when-issued/delayed delivery/forward commitment securities	259,068,646

Payable for securities sold short, at value (proceeds, $42,674,890)	43,960,005

TBA sale commitments, at value (proceeds receivable, $67,984,062)	67,707,496

Payable for open forward commodity contracts	680,755

Payable for open forward foreign currency exchange contracts	3,591,764

Payable for open swap contracts	2,115,951

Payable for open non-deliverable bond forward contracts	345,256

Payable for closed non-deliverable bond forward contracts	297,152

Due to custodian - foreign currency, at value ($5,677,521)	5,918,980

Payable to affiliates:

Investment adviser fee	935,859

Trustees’ fees	7,013

Interest payable on securities sold short	421,146

Accrued foreign capital gains taxes	362,630

Accrued expenses	898,135

Total liabilities	$388,850,788

Net Assets applicable to investors’ interest in Portfolio	$1,881,061,035

26	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2021

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2021

Interest (net of foreign taxes, $2,078,348)	$77,127,172

Dividends (net of foreign taxes, $6,246)	2,994,390

Interest and dividends from affiliated investments	467,478

Total investment income	$80,589,040

Expenses

Investment adviser fee	$9,681,981

Trustees’ fees and expenses	76,214

Custodian fee	851,550

Legal and accounting services	247,762

Interest and dividend expense on securities sold short	462,969

Miscellaneous	100,010

Total expenses	$11,420,486

Net investment income	$69,168,554

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $258,004)	$10,695,754

Investment transactions — affiliated investments	4,390

Written options and swaptions	(673,429)

Securities sold short	1,149,087

Financial futures contracts	(5,112,251)

Swap contracts	14,697,562

Forward commodity contracts	(178,623)

Foreign currency transactions	(1,887,437)

Forward foreign currency exchange contracts	(6,082,034)

Non-deliverable bond forward contracts	(4,866,020)

Net realized gain	$7,746,999

Change in unrealized appreciation (depreciation) —

Investments (including net increase in accrued foreign capital gains taxes of $295,923)	$(24,657,627)

Investments — affiliated investments	(114,989)

Written options and swaptions	(51,273)

Securities sold short	(3,303,411)

TBA sale commitments	276,566

Financial futures contracts	3,231,974

Swap contracts	(346,521)

Forward commodity contracts	(307,573)

Foreign currency	(406,752)

Forward foreign currency exchange contracts	(2,460,813)

Non-deliverable bond forward contracts	(345,256)

Net change in unrealized appreciation (depreciation)	$(28,485,675)

Net realized and unrealized loss	$(20,738,676)

Net increase in net assets from operations	$48,429,878

27	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2021

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2021	2020

From operations —

Net investment income	$69,168,554	$37,658,004

Net realized gain	7,746,999	47,782,897

Net change in unrealized appreciation (depreciation)	(28,485,675)	(395,106)

Net increase in net assets from operations	$48,429,878	$85,045,795

Capital transactions —

Contributions	$833,269,734	$200,389,717

Withdrawals	(359,755,011)	(293,390,778)

Net increase (decrease) in net assets from capital transactions	$473,514,723	$(93,001,061)

Net increase (decrease) in net assets	$521,944,601	$(7,955,266)

Net Assets

At beginning of year	$1,359,116,434	$1,367,071,700

At end of year	$1,881,061,035	$1,359,116,434

28	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2021

Consolidated Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2021		2020		2019	2018	2017

Ratios (as a percentage of average daily net assets):

Expenses	0.70	%(1)	0.69	%(1)	0.69%	0.69%	0.68%

Net investment income	4.22%		2.85%		4.61%	4.47%	3.84%

Portfolio Turnover	218	%(2)	87	%(2)	39%	57%	44%

Total Return	3.53%		7.52%		3.21%	2.74%	6.70%

Net assets, end of year (000’s omitted)	$1,881,061		$1,359,116		$1,367,072	$1,490,482	$1,633,327

(1)	Includes interest and/or dividend expense on securities sold short of 0.03% and 0.01% of average daily net assets for the years ended October 31, 2021 and 2020, respectively.

(2)	Includes the effect of To-Be-Announced (TBA) transactions.

29	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2021

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2021, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 98.6% and 1.4%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at October 31, 2021 were $1,200,096 or 0.1% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued at the price provided by the exchange on which they are traded or if unavailable, by a third party pricing service based on an interpolation of the forward rates. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

30

Global Opportunities Portfolio

October 31, 2021

Notes to Consolidated Financial Statements — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2021, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers

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that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange, Non-Deliverable Bond Forward and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance

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Notes to Consolidated Financial Statements — continued

by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

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S  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

T  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

U  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

V  Forward Sale Commitments — The Portfolio may enter into forward sale commitments to sell generic U.S. government agency mortgage-backed securities to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as an asset and a corresponding liability, which is subsequently valued at approximately the current market value of the underlying security in accordance with the Portfolio’s policies on investment valuations discussed above. The Portfolio records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Portfolio realizes a gain or loss on investments based on the price established when the Portfolio entered into the commitment. If the Portfolio enters into a forward sale commitment for the delivery of a security that it does not own or has the right to obtain, it is subject to the risk of loss if the purchase price to settle the commitment is higher than the price at which it was sold.

W  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Portfolio and Subsidiary entered into new investment advisory agreements (the “New Agreements”) with BMR, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Portfolio’s and Subsidiary’s investment

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Notes to Consolidated Financial Statements — continued

advisory agreements with BMR in effect prior to March 1, 2021), the Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $500 million	0.615%

$500 million but less than $1 billion	0.595%

$1 billion but less than $1.5 billion	0.575%

$1.5 billion but less than $2 billion	0.555%

$2 billion but less than $3 billion	0.520%

$3 billion and over	0.490%

In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2021, the Portfolio’s investment adviser fee amounted to $9,681,981 or 0.59% of the Portfolio’s consolidated average daily net assets. The Portfolio may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

During the year ended October 31, 2021, BMR reimbursed the Portfolio $5,091 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of less than 0.01%.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans, TBA transactions and securities sold short for the year ended October 31, 2021 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$755,845,417	$581,228,756

U.S. Government and Agency Securities	2,461,955,616	1,968,139,160

	$3,217,801,033	$2,549,367,916

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at October 31, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,129,041,059

Gross unrealized appreciation	$32,987,921

Gross unrealized depreciation	(161,206,107)

Net unrealized depreciation	$(128,218,186)

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5  Restricted Securities

At October 31, 2021, the Portfolio owned the following securities (representing 1.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Reinsurance Side Cars

Mt. Logan Re, Ltd., Series 13, Preference Shares	1/2/18	10,000	$6,658,283	$10,461,915

Mt. Logan Re, Ltd., Series 17, Preference Shares	1/26/21	860	572,931	869,861

Mt. Logan Re, Ltd., Special Investment Series 13, 12/18	1/22/19	2,000	1,446,242	427,488

Mt. Logan Re, Ltd., Special Investment Series 13, 12/19	1/17/20	1,829	1,322,544	639,669

Sussex Capital, Ltd., Designated Investment Series 5, 5/19	5/31/19	249	212,150	39,368

Sussex Capital, Ltd., Designated Investment Series 5, 12/19	1/17/20	791	673,953	20,182

Sussex Capital, Ltd., Designated Investment Series 5, 6/20	6/30/20	434	69,673	105,618

Sussex Capital, Ltd., Designated Investment Series 5, 12/20	1/25/21	292	284,695	78,783

Sussex Capital, Ltd., Designated Investment Series 5, 4/21	4/1/21	247	195,858	193,498

Sussex Capital, Ltd., Series 5, Preference Shares	12/17/18	6,000	4,563,671	6,130,752

Sussex Capital, Ltd., Series 15, Preference Shares	6/1/21	5,000	5,000,000	4,751,824

Sussex Re, Ltd., Series 2020A	1/21/20	4,081,939	199,691	233,895

Sussex Re, Ltd., Series 2021A	1/14/21	4,154,232	3,475,256	4,042,068

Versutus Re, Ltd., Series 2019	1/21/20	220,133	—	41,143

Total Restricted Securities			$24,674,947	$28,036,064

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, forward commodity contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2021 is included in the Consolidated Portfolio of Investments. At October 31, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including forward commodity contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contract to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: During the year ended October 31, 2021 the Portfolio entered into total return swap contracts to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps and options contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

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Notes to Consolidated Financial Statements — continued

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2021, the fair value of derivatives with credit-related contingent features in a net liability position was $6,733,726. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $10,707,533 at October 31, 2021.

The OTC derivatives in which the Portfolio invests (except for written options and swaptions as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2021. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2021 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit		Foreign Exchange		Interest Rate		Total

Unaffiliated investments, at value	$—	$—		$—		$10,696		$10,696

Not applicable	—	458,945	*	7,678,623	*	29,163,404	*	37,300,972

Receivable for open forward foreign currency exchange contracts	—	—		855,072		—		855,072

Receivable for open swap contracts	—	—		—		4,269,155		4,269,155

Total Asset Derivatives	$—	$458,945		$8,533,695		$33,443,255		$42,435,895

Derivatives not subject to master netting or similar agreements	$—	$458,945		$7,678,623		$29,163,404		$37,300,972

Total Asset Derivatives subject to master netting or similar agreements	$—	$—		$855,072		$4,279,851		$5,134,923

37

Global Opportunities Portfolio

October 31, 2021

Notes to Consolidated Financial Statements — continued

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Foreign Exchange	Interest Rate	Total

Not applicable	$—	$(12,012,149)*	$(3,285,324)*	$(22,133,256)*	$(37,430,729)

Payable for open forward foreign currency exchange contracts	—	—	(3,591,764)	—	(3,591,764)

Payable for open swap contracts	—	—	—	(2,115,951)	(2,115,951)

Payable for open forward commodity contracts	(680,755)	—	—	—	(680,755)

Payable for open non-deliverable bond forward contracts	—	—	—	(345,256)	(345,256)

Total Liability Derivatives	$(680,755)	$(12,012,149)	$(6,877,088)	$(24,594,463)	$(44,164,455)

Derivatives not subject to master netting or similar agreements	$—	$(12,012,149)	$(3,285,324)	$(22,133,256)	$(37,430,729)

Total Liability Derivatives subject to master netting or similar agreements	$(680,755)	$—	$(3,591,764)	$(2,461,207)	$(6,733,726)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared derivatives, as applicable.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of October 31, 2021.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$2,013,086	$(1,284,881)	$—	$(490,000)	$238,205	$490,000

BNP Paribas	109,004	(109,004)	—	—	—	—

Citibank, N.A.	242,869	(171,400)	—	—	71,469	—

Goldman Sachs International	911,263	(416,582)	—	(494,681)	—	760,000

JPMorgan Chase Bank, N.A.	158,563	(30,828)	—	—	127,735	—

Standard Chartered Bank	386,573	(386,573)	—	—	—	—

State Street Bank and Trust Company	871	—	—	—	871	—

The Bank of Nova Scotia	1,269,496	—	—	(1,269,496)	—	1,290,000

UBS AG	43,198	(43,198)	—	—	—	—

	$5,134,923	$(2,442,466)	$—	$(2,254,177)	$438,280	$2,540,000

38

Global Opportunities Portfolio

October 31, 2021

Notes to Consolidated Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(1,284,881)	$1,284,881	$—	$—	$—	$—

BNP Paribas	(1,604,561)	109,004	830,998	658,000	(6,559)	658,000

Citibank, N.A.	(852,155)	171,400	—	680,755	—	3,500,626

Goldman Sachs International	(416,582)	416,582	—	—	—	—

HSBC Bank USA, N.A.	(508,815)	—	141,000	340,000	(27,815)	340,000

JPMorgan Chase Bank, N.A.	(30,828)	30,828	—	—	—	—

Standard Chartered Bank	(1,768,001)	386,573	1,381,428	—	—	1,200,000

UBS AG	(267,903)	43,198	18,999	205,706	—	270,000

	$(6,733,726)	$2,442,466	$2,372,425	$1,884,461	$(34,374)	$5,968,626

Total — Deposits for derivatives collateral — OTC derivatives						$8,508,626

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2021 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Investment transactions	$—	$—	$—	$(1,116,798)	$3,092,125	$1,975,327

Written options and swaptions	—	—	—	306,571	(980,000)	(673,429)

Financial futures contracts	—	—	—	—	(5,112,251)	(5,112,251)

Swap contracts	203,050	(1,317,338)	179,450	—	15,632,400	14,697,562

Forward commodity contracts	(178,623)	—	—	—	—	(178,623)

Forward foreign currency exchange contracts	—	—	—	(6,082,034)	—	(6,082,034)

Non-deliverable bond forward contracts	—	—	—	—	(4,866,020)	(4,866,020)

Total	$24,427	$(1,317,338)	$179,450	$(6,892,261)	$7,766,254	$(239,468)

Change in unrealized appreciation (depreciation) —

Investments	$—	$—	$—	$516,722	$(1,630,068)	$(1,113,346)

Written options and swaptions	—	—	—	(182,587)	131,314	(51,273)

Financial futures contracts	—	—	—	—	3,231,974	3,231,974

Swap contracts	(131,040)	(773,573)	—	—	558,092	(346,521)

Forward commodity contracts	(307,573)	—	—	—	—	(307,573)

Forward foreign currency exchange contracts	—	—	—	(2,460,813)	—	(2,460,813)

Non-deliverable bond forward contracts	—	—	—	—	(345,256)	(345,256)

Total	$(438,613)	$(773,573)	$—	$(2,126,678)	$1,946,056	$(1,392,808)

39

Global Opportunities Portfolio

October 31, 2021

Notes to Consolidated Financial Statements — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2021, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Commodity Contracts	Forward Foreign Currency Exchange Contracts*	Non-deliverable Bond Forward Contracts

$146,502,000	$134,896,000	$9,175,000	$1,249,730,000	$28,584,000

Purchased Swaptions	Purchased Call Options	Written Swaptions	Swap Contracts

$43,747,000	$375,385,000	$5,231,000	$1,379,177,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and written currency options contracts outstanding during the year ended October 31, 2021, which are indicative of the volume of these derivative types, were approximately $56,769,000 and $56,769,000, respectively.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2021.

8  Investments in Affiliated Issuers and Funds

The Portfolio invested in issuers that may be deemed to be affiliated with Morgan Stanley. At October 31, 2021, the value of the Portfolio’s investment in affiliated issuers and funds was $321,111,578, which represents 17.1% of the Portfolio’s net assets. Transactions in affiliated issuers and funds by the Portfolio for the year ended October 31, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend Income	Principal amount/ Units, end of period

Commercial Mortgage-Backed Securities

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class D, 4.351%, 8/15/46(1)	$—	$—	$—	$—	$(109,930)	$367,500	$116,903	$5,000,000

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	282,555,462	2,057,566,413	(2,019,377,128)	4,390	(5,059)	320,744,078	350,575	320,744,078

Totals				$4,390	$(114,989)	$321,111,578	$467,478

(1)	May be deemed to be an affiliated issuer as of March 1, 2021 (see Note 2).

40

Global Opportunities Portfolio

October 31, 2021

Notes to Consolidated Financial Statements — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$191,412,050	$—	$191,412,050

Closed-End Funds	10,082,206	—	—	10,082,206

Collateralized Mortgage Obligations	—	359,342,424	—	359,342,424

Commercial Mortgage-Backed Securities	—	26,755,483	—	26,755,483

U.S. Government Agency Mortgage-Backed Securities	—	493,611,541	—	493,611,541

Common Stocks	—	10,112,987 *	—	10,112,987

Convertible Bonds	—	5,464,831	—	5,464,831

Foreign Corporate Bonds	—	116,688,733	1,034,540	117,723,273

Loan Participation Notes	—	—	526,298	526,298

Reinsurance Side Cars	—	—	39,352,445	39,352,445

Sovereign Government Bonds	—	414,971,438	—	414,971,438

Sovereign Loans	—	2,044,045	—	2,044,045

U.S. Government Guaranteed Small Business Administration Loans	—	35,896,009	—	35,896,009

Senior Floating-Rate Loans	—	1,763,997	—	1,763,997

Short-Term Investments —

Affiliated Fund	—	320,744,078	—	320,744,078

Repurchase Agreements	—	44,947,941	—	44,947,941

Sovereign Government Securities	—	26,566,920	—	26,566,920

U.S. Treasury Obligations	—	6,999,777	—	6,999,777

Purchased Interest Rate Swaptions	—	10,696	—	10,696

Total Investments	$10,082,206	$2,057,332,950	$40,913,283	$2,108,328,439

Forward Foreign Currency Exchange Contracts	$—	$8,533,695	$—	$8,533,695

Futures Contracts	5,449,442	—	—	5,449,442

Swap Contracts	—	28,442,062	—	28,442,062

Total	$15,531,648	$2,094,308,707	$40,913,283	$2,150,753,638

Liability Description

Securities Sold Short	$—	$(43,960,005)	$—	$(43,960,005)

TBA Sale Commitments	—	(67,707,496)	—	(67,707,496)

Forward Commodity Contracts	—	(680,755)	—	(680,755)

Forward Foreign Currency Exchange Contracts	—	(6,877,088)	—	(6,877,088)

Non-deliverable Bond Forward Contracts	—	(345,256)	—	(345,256)

Futures Contracts	(2,769,559)	—	—	(2,769,559)

Swap Contracts	—	(33,491,797)	—	(33,491,797)

Total	$(2,769,559)	$(153,062,397)	$—	$(155,831,956)

41

Global Opportunities Portfolio

October 31, 2021

Notes to Consolidated Financial Statements — continued

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Foreign Corporate Bonds	Investments in Loan Participation Notes	Investments in Reinsurance Side Cars*	Total

Balance as of October 31, 2020	$800,582	$563,847	$36,084,623	$37,449,052

Realized gains (losses)	—	—	(2,240,377)	(2,240,377)

Change in net unrealized appreciation (depreciation)	433,958	(34,389)	348,482	748,051

Cost of purchases	—	—	19,328,740	19,328,740

Proceeds from sales, including return of capital	(200,000)	—	(14,169,023)	(14,369,023)

Accrued discount (premium)	—	(3,160)	—	(3,160)

Transfers to Level 3	—	—	—	—

Transfers from Level 3	—	—	—	—

Balance as of October 31, 2021	$1,034,540	$526,298	$39,352,445	$40,913,283

Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2021	$433,958	$(34,389)	$(211,588)	$187,981

*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of October 31, 2021:

Type of Investment	Fair Value as of October 31, 2021	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*

Foreign Corporate Bonds	$1,034,540	Matrix Pricing	Credit Spread to U.S. Treasury	21.48%	Decrease

Loan Participation Notes	526,298	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	3.93%	Decrease

Included in foreign corporate bonds are securities valued at $0 based on their estimated recovery value percentage.

*

Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

10 Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a

42

Global Opportunities Portfolio

October 31, 2021

Notes to Consolidated Financial Statements — continued

claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

LIBOR Transition Risk

Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing certain LIBOR settings on December 31, 2021, and the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

43

Eaton Vance

Global Opportunities Portfolio

October 31, 2021

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Opportunities Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying consolidated statement of assets and liabilities of Global Opportunities Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2021, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2021, by correspondence with the custodian, brokers, and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 22, 2021

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

44

Global Opportunities Portfolio

October 31, 2021

Management and Organization

Fund Management.  The Trustees of Global Opportunities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Portfolio’s affairs. The Trustees and officers of the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 138 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 137 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV, Chief Executive Officer of EVM and BMR, and Director of EVD. Formerly, Chairman, Chief Executive Officer and President of EVC. Trustee and/or officer of 137 registered investment companies. Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM, EVD, and EV, which are affiliates of the Portfolio, and his former position with EVC, which was an affiliate of the Portfolio prior to March 1, 2021.

Other Directorships in the Last Five Years. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Chairperson of the Board and Trustee	2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships in the Last Five Years. None.

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUP, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

45

Global Opportunities Portfolio

October 31, 2021

Management and Organization — continued

Name and Year of Birth	Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).

Scott E. Wennerholm 1959	Trustee	2016

Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Deidre E. Walsh 1971	Vice President and Chief Legal Officer	2009	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

46

Global Opportunities Portfolio

October 31, 2021

Management and Organization — continued

Name and Year of Birth	Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Kimberly M. Roessiger 1985	Secretary	2021	Vice President of EVM and BMR.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for Eaton Vance Short Duration Strategic Income Fund (which invests in the Portfolio) includes additional information about the Trustees and officers of the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

47

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman, William H. Park and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm). Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2020 and October 31, 2021 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/20	10/31/21
Audit Fees	$115,390	$119,676
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$39,866	$36,116
All Other Fees(3)	$0	$0

Total	$155,256	$155,792

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2020 and October 31, 2021; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/20	10/31/21
Registrant	$39,866	$36,116
Eaton Vance(1)	$51,800	$51,800

(1) Certain subsidiaries of Morgan Stanley provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 23, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 23, 2021